FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04356

                       FRANKLIN CALIFORNIA TAX-FREE TRUST
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               (Address of principal executive offices) (Zip code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 6/30

Date of reporting period: 3/31/05

Item 1. Schedule of Investments.


FRANKLIN CALIFORNIA TAX-FREE TRUST

QUARTERLY STATEMENTS OF INVESTMENTS
MARCH 31, 2005

--------------------------------------------------------------------------------

CONTENTS

Franklin California Insured Tax-Free Income Fund ..........................    3

Franklin California Intermediate-Term Tax-Free Income Fund ................   15

Franklin California Limited-Term Tax-Free Income Fund .....................   23

Franklin California Tax-Exempt Money Fund .................................   27

Selected Portfolio Abbreviations ..........................................   31

Notes to Statements of Investments ........................................   32


                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                         Quarterly Statements of Investments | 1

                       This page intentionally left blank.

FRANKLIN CALIFORNIA TAX-FREE TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT     VALUE
--------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 97.7%
    BONDS 89.2%
    CALIFORNIA 89.2%
    ABAG Finance Authority for Nonprofit Corps. COP,
       Lincoln Child Center Inc., California Mortgage Insured, 6.125%, 11/01/24 ................     $ 2,055,000   $   2,232,100
       Lytton Gardens Inc., California Mortgage Insured, 6.00%, 2/15/30 ........................       3,500,000       3,705,835
       Odd Fellows Home, California Mortgage Insured, 6.00%, 8/15/24 ...........................       5,000,000       5,280,000
    ABAG Finance Authority for Nonprofit Corps. Revenue,
       Poway Retirement Housing Foundation Housing Inc. Project, Series A, California Mortgage
       Insured, 5.375%, 11/15/25 ...............................................................       5,145,000       5,391,754
       Sansum-Santa Barbara, Series A, California Mortgage Insured, 5.60%, 4/01/26 .............       2,750,000       2,857,800
    Alameda Power and Telecommunication Electric System Revenue COP, MBIA Insured,
      5.75%, 7/01/30 ...........................................................................       3,305,000       3,607,474
    Alhambra City Elementary School District GO, Series A, FSA Insured, 5.60%, 9/01/24 .........       2,065,000       2,294,938
    Alhambra COP, Police Facilities AD No. 91-1, AMBAC Insured, 6.75%, 9/01/23 .................      10,730,000      10,930,114
    Antelope Valley UHSD, GO, Series A, MBIA Insured, 5.00%, 2/01/27 ...........................       5,000,000       5,171,650
    Arcata Joint Powers Financing Authority Wastewater Revenue, FSA Insured, 5.80%, 12/01/22 ...       1,080,000       1,179,749
    Atascadero CDA Tax Allocation, Redevelopment Project, XLCA Insured, 5.00%, 9/01/34 .........       4,315,000       4,395,475
    Baldwin Park RDA Tax Allocation, Refunding, FSA Insured, 5.70%, 9/01/25 ....................       4,000,000       4,392,040
    Beaumont USD, COP, Refunding, Series A, FSA Insured, 5.80%, 1/01/21 ........................       1,500,000       1,603,305
    Brea Olinda USD, GO, Series A, FGIC Insured, 5.60%, 8/01/20 ................................       1,000,000       1,105,830
    Cabrillo Community College District GO, Series C, AMBAC Insured, Pre-Refunded,
      5.375%, 5/01/26 ..........................................................................       5,400,000       6,043,086
    Calexico USD, CFD No. 1 Special Tax, AMBAC Insured, Pre-Refunded, 5.60%, 9/01/17 ...........       2,930,000       3,179,314
    California Community College Financing Authority Lease Revenue, Grossmont Palomar and
      Shasta, Series A, MBIA Insured, 5.125%, 4/01/31 ..........................................       3,030,000       3,146,140
    California Educational Facilities Authority Revenue,
       Pomona College, Series B, Pre-Refunded, 5.50%, 7/01/29 ..................................       4,455,000       4,723,681
       Stanford University, Refunding, Series O, 5.125%, 1/01/31 ...............................      24,705,000      25,357,459
       Stanford University, Series N, 5.25%, 12/01/26 ..........................................       6,450,000       6,728,833
       Stanford University, Series N, 5.35%, 6/01/27 ...........................................      21,250,000      22,265,750
       Stanford University, Series N, 5.20%, 12/01/27 ..........................................       6,000,000       6,248,820
       Student Loan Program, Series A, MBIA Insured, 6.00%, 3/01/16 ............................         900,000         943,920
       University of Southern California, Refunding, Series C, 5.125%, 10/01/28 ................       3,845,000       3,950,930
    California Health Facilities Financing Authority Revenue,
       Catholic Healthcare West, Refunding, ACA Insured, 5.00%, 7/01/28 ........................      10,000,000      10,017,500
       Catholic Healthcare West, Refunding, Series A, MBIA Insured, 6.00%, 7/01/17 .............       5,000,000       5,289,200
       Catholic Healthcare West, Series A, 5.00%, 7/01/28 ......................................      15,000,000      14,896,950
       Community Health Facilities, Series A, California Mortgage Insured, 5.80%, 8/01/25.......       1,190,000       1,263,387
       Kaiser Permanente, Series A, ETM, 5.40%, 5/01/28 ........................................      15,400,000      15,853,992
       Kaiser Permanente, Series B, ETM, 5.00%, 10/01/18 .......................................       5,000,000       5,271,700
       Kaiser Permanente, Series B, ETM, 5.00%, 10/01/20 .......................................       4,000,000       4,197,200
       Marshall Hospital, Series A, California Mortgage Insured, 5.30%, 11/01/28 ...............       3,325,000       3,400,511
       Northern California Presbyterian, 5.40%, 7/01/28 ........................................       5,000,000       5,036,450
       Orange County Health Facility, Series A, California Mortgage Insured, 6.20%, 11/01/24 ...       3,435,000       3,715,090
       Scripps Memorial Hospital, Series A, MBIA Insured, 6.40%, 10/01/12 ......................       3,500,000       3,568,985
       Senior Living, Aldersly, Series A, California Mortgage Insured, 5.25%, 3/01/32 ..........       2,000,000       2,040,080
       Sutter Health, Series A, MBIA Insured, 5.00%, 8/15/19 ...................................       1,700,000       1,766,861
       Sutter Health, Series A, MBIA Insured, 5.00%, 8/15/38 ...................................       4,000,000       4,049,720
       The Help Group, California Mortgage Insured, 5.40%, 8/01/22 .............................       5,000,000       5,204,500


                                         Quarterly Statements of Investments | 3

FRANKLIN CALIFORNIA TAX-FREE TRUST

--------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT     VALUE
--------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    CALIFORNIA (CONT.)
    California Health Facilities Financing Authority Revenue, (cont.)
       True to Life Children's Services, Series A, California Mortgage Insured,
        5.625%, 9/01/25 ........................................................................     $ 1,250,000   $   1,321,475
       UCSF-Stanford Health Care, Series A, FSA Insured, 5.00%, 11/15/28 .......................       9,530,000       9,716,216
    California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges,
      first lien, Series A, AMBAC Insured, 5.00%, 7/01/33 ......................................       8,460,000       8,730,297
    California PCFA, PCR, Southern California Edison Co., Series C, MBIA Insured,
      5.55%, 9/01/31 ...........................................................................       4,800,000       5,013,168
    California Public School District Financing Authority Lease Revenue, Southern Kern USD,
      Series B, FSA Insured, ETM, 5.90%, 9/01/26 ...............................................       1,615,000       1,898,271
    California State Department of Water Resources Central Valley Project Revenue, Water System,
      Series Q, MBIA Insured,
       5.375%, 12/01/27 ........................................................................         365,000         385,991
       Pre-Refunded, 5.375%, 12/01/27 ..........................................................         635,000         672,052
    California State Department of Water Resources Water Revenue, Series W, FSA Insured,
      5.125%, 12/01/29 .........................................................................       5,000,000       5,148,700
    California State GO,
       5.00%, 10/01/27 .........................................................................      30,790,000      31,346,683
       AMBAC Insured, 6.30%, 9/01/06 ...........................................................       9,000,000       9,457,650
       FGIC Insured, 5.375%, 6/01/26 ...........................................................       3,645,000       3,749,867
       FGIC Insured, Pre-Refunded, 5.375%, 6/01/26 .............................................       1,355,000       1,411,422
       FSA Insured, 5.50%, 9/01/29 .............................................................      34,500,000      37,033,335
       MBIA Insured, 6.00%, 8/01/16 ............................................................         210,000         214,595
       MBIA Insured, 5.00%, 8/01/29 ............................................................      20,250,000      20,723,242
       MBIA Insured, 6.00%, 10/01/21 ...........................................................          65,000          66,182
       Refunding, 5.125%, 6/01/31 ..............................................................      25,000,000      25,803,250
    California State Local Government Finance Authority Revenue, Marin Valley Mobile Country
      Club Park Acquisition, Senior Series A, FSA Insured, 5.80%, 10/01/20 .....................       4,275,000       4,671,891
    California State Public Works Board Lease Revenue, Department of Mental Health Hospital,
       Series A, AMBAC Insured, 5.00%,
       12/01/21 ................................................................................       4,100,000       4,245,386
       12/01/26 ................................................................................       5,675,000       5,782,428
    California State University Foundation Revenue, Monterey Bay, MBIA Insured,
      5.35%, 6/01/31 ...........................................................................       2,000,000       2,103,560
    California State University of Los Angeles Auxiliary Services Inc. Revenue, MBIA Insured,
      5.125%, 6/01/33 ..........................................................................       3,200,000       3,271,776
    California State University Revenue and Colleges Revenue, Systemwide, Series A,
      AMBAC Insured, 5.00%, 11/01/33 ...........................................................      22,000,000      22,457,820
    California Statewide CDA Revenue,
       Brentwood School, Series A, FSA Insured, 5.25%, 10/01/29 ................................       7,625,000       8,014,409
       Hospital Monterey Peninsula, Series B, FSA Insured, 5.25%, 6/01/23 ......................       2,000,000       2,136,520
       Refunding, California Mortgage Insured, 5.00%, 8/01/21 ..................................       2,035,000       2,097,719
    California Statewide CDA Revenue COP, John Muir/Mt. Diablo Health System, MBIA Insured,
      5.125%, 8/15/22 ..........................................................................       5,000,000       5,210,600
    California Statewide CDA Water and Wastewater Revenue, Pooled Financing Program,
       Series B, FSA Insured, 5.65%, 10/01/26 ..................................................       3,420,000       3,732,143
       Series B, FSA Insured, 5.75%, 10/01/29 ..................................................       1,465,000       1,595,795
       Series A, FSA Insured, 5.00%, 10/01/32 ..................................................       9,320,000       9,518,330


4 | Quarterly Statements of Investments

FRANKLIN CALIFORNIA TAX-FREE TRUST

--------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT     VALUE
--------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    CALIFORNIA (CONT.)
    California Statewide CDA,
       COP, California Mortgage Insured, 5.75%, 8/01/21 ........................................     $ 9,585,000   $  10,316,144
       COP, Children's Hospital, Los Angeles, 5.25%, 8/15/29 ...................................      12,250,000      12,494,510
       COP, FSA Insured, 5.50%, 8/15/31 ........................................................       7,000,000       7,495,250
       COP, Kaiser Permanente, ETM, 5.30%, 12/01/15 ............................................       9,700,000      10,240,775
       COP, MBIA Insured, 5.00%, 4/01/18 .......................................................       3,000,000       3,118,980
       MFR, Silver Ridge Apartments, Mandatory Put 8/01/21, Series H, FNMA Insured,
        5.80%, 8/01/33 .........................................................................       2,785,000       2,967,223
    Cambria Community Services District Water and Wastewater Revenue, Refunding, Series A,
      MBIA Insured, 6.00%, 5/01/15 .............................................................       1,330,000       1,360,111
    Campbell USD, GO, FSA Insured, 5.00%, 8/01/27 ..............................................       7,150,000       7,364,214
    Castaic Lake Water Agency Revenue COP, Series A, MBIA Insured, 5.00%, 8/01/29 ..............       8,000,000       8,175,680
    Chaffey Community College District GO, Series A, FSA Insured, 5.00%, 7/01/27 ...............       5,750,000       5,945,730
    Chico PFAR, Merged Redevelopment Project Area, MBIA Insured, 5.125%, 4/01/24 ...............       2,790,000       2,902,102
    Chino Basin Regional Financing Authority Revenue, Municipal Water District, Sewer System
      Project, Refunding, AMBAC Insured, 6.00%, 8/01/16 ........................................       2,000,000       2,047,060
    Chula Vista Elementary School District GO, Election of 1998, Series F, MBIA Insured,
      5.00%, 8/01/28 ...........................................................................       2,685,000       2,786,144
    Chula Vista PFA Local Agency Revenue, Series 1995-A, FSA Insured, 6.125%, 9/02/14 ..........       3,785,000       3,956,839
    Clovis PFAR, 2001 Corp. Yard Project, AMBAC Insured, 5.00%, 3/01/27 ........................       3,265,000       3,341,368
    Compton USD, GO, Election of 2002, Series B, MBIA Insured, 5.00%, 6/01/29 ..................       2,000,000       2,071,200
    Contra Costa Mosquito Abatement District COP, Public Improvements Project, Refunding,
      FSA Insured, 6.25%, 2/01/06 ..............................................................         290,000         293,697
    Corona-Norco USD, COP, Refunding, FSA Insured, 5.125%,
       4/15/25 .................................................................................       5,355,000       5,508,903
       4/15/29 .................................................................................       2,540,000       2,604,948
    Coronado CDA Tax Allocation, Community Development Project, MBIA Insured,
      5.375%, 9/01/26 ..........................................................................       2,700,000       2,891,700
    Cucamonga County Water District COP, FGIC Insured, 5.00%, 9/01/29 ..........................       5,070,000       5,189,449
    Culver City USD, GO, MBIA Insured,
       5.125%, 8/01/37 .........................................................................         650,000         668,323
       5.20%, 8/01/38 ..........................................................................       3,285,000       3,384,700
    Delano USD, COP, Refinancing Project, MBIA Insured, 5.125%, 1/01/22 ........................       1,620,000       1,784,349
    East Bay MUD Water System Revenue, Refunding, MBIA Insured, 5.00%, 6/01/26 .................      14,000,000      14,387,100
    El Dorado County Public Agency Financing Authority Revenue, FGIC Insured, 5.50%,
       2/15/16 .................................................................................       2,250,000       2,352,105
       2/15/21 .................................................................................       3,500,000       3,658,830
    El Monte Water Authority Revenue, Water System Project, AMBAC Insured, 5.60%, 9/01/34              1,800,000       1,995,120
    Escondido Joint Powers Financing Authority Lease Revenue, AMBAC Insured,
      5.125%, 9/01/30 ..........................................................................       3,770,000       3,869,038
    Escondido USD, GO, Series A, FSA Insured, 5.00%, 8/01/26 ...................................      11,665,000      12,039,330
    Eureka USD, GO, FSA Insured, 5.00%, 8/01/25 ................................................       4,145,000       4,287,298
    Fairfield Suisun USD, GO,
       Election of 2002, MBIA Insured, 5.00%, 8/01/25 ..........................................       4,185,000       4,358,803
       MBIA Insured, 5.00%, 8/01/27 ............................................................      12,000,000      12,411,960
    Florin Resource Conservation District COP, Elk Grove Water Service, Refunding, Series A,
      MBIA Insured, 5.00%, 3/01/33 .............................................................       5,000,000       5,105,150
    Folsom COP, Central Business District Fire Station, MBIA Insured, 5.125%, 10/01/26 .........       2,030,000       2,109,982


                                         Quarterly Statements of Investments | 5

FRANKLIN CALIFORNIA TAX-FREE TRUST

--------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT     VALUE
--------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    CALIFORNIA (CONT.)
    Foothill/Eastern Corridor Agency Toll Road Revenue, senior lien, Refunding, Series A,
      MBIA Insured, 5.00%, 1/01/35 .............................................................     $66,735,000   $  67,374,321
    Fremont UHSD Santa Clara County GO, Series C, FSA Insured, Pre-Refunded,
      5.00%, 9/01/26 ...........................................................................      10,000,000      10,943,500
    Fresno USD, GO, Refunding,
       Series B, MBIA Insured, 5.00%, 2/01/21 ..................................................       2,860,000       3,098,209
       Series C, MBIA Insured, 5.90%, 2/01/20 ..................................................       2,065,000       2,444,258
       Series C, MBIA Insured, 5.90%, 8/01/22 ..................................................       3,000,000       3,573,690
    Fullerton University Foundation Auxiliary Organization Revenue, Series A,
     MBIA Insured, 5.75%,
       7/01/25 .................................................................................       1,250,000       1,378,112
       7/01/30 .................................................................................       1,000,000       1,094,000
    Glendale USD, GO, Series C, FSA Insured, 5.50%, 9/01/24 ....................................       2,750,000       3,010,425
    Glendora PFAR, Tax Allocation, Project No. 1, Series A, MBIA Insured, 5.00%, 9/01/24 .......       5,000,000       5,198,000
    Grant Joint UHSD, GO, FSA Insured, 5.00%, 8/01/26 ..........................................       5,235,000       5,764,416
    Grossmont UHSD, COP, FSA Insured, Pre-Refunded, 5.75%, 9/01/26 .............................       2,250,000       2,493,360
    Hemet USD, COP, Nutrition Center Project, FSA Insured, 5.875%, 4/01/27 .....................       1,250,000       1,345,225
    Hercules COP, Capital Improvement Projects, Refunding, AMBAC Insured, 6.00%, 6/01/15........         125,000         126,470
    Hollister RDA Tax Allocation, Community Development Project, Refunding, AMBAC Insured,
      5.125%, 10/01/32 .........................................................................      19,815,000      20,694,984
    Huntington Beach City School District COP, MBIA Insured, 5.25%, 7/01/29 ....................       1,795,000       1,899,218
    Jefferson San Mateo County UHSD, GO, Refunding, Series A, MBIA Insured, 6.45%,
       8/01/25 .................................................................................       3,045,000       3,868,063
       8/01/29 .................................................................................       3,075,000       3,945,010
    Jurupa Community Services District Special Tax, CFD No. 2, Series A, AMBAC Insured, ........
      5.00%, 9/01/32 ...........................................................................       7,000,000       7,147,280
    Jurupa USD, COP, FSA Insured, 5.625%, 9/01/24 ..............................................       1,600,000       1,761,648
    Kern Community College District COP, Refunding, MBIA Insured, 5.00%, 1/01/25 ...............       7,800,000       8,027,214
    Kern County High School District GO, FSA Insured, ETM, 6.625%,
       8/01/14 .................................................................................       1,535,000       1,876,676
       8/01/15 .................................................................................       1,400,000       1,725,556
    Lakewood PFA Water Revenue, FGIC Insured, Pre-Refunded, 5.70%, 4/01/05 .....................       2,485,000       2,534,700
    Lancaster Financing Authority Tax Allocation Revenue, Subordinated,
      Redevelopment Projects No. 5 and 6, Series B, FGIC Insured, 5.00%, 2/01/35 ...............       5,775,000       5,932,138
    Lodi COP, Wastewater Treatment Project, Refunding, AMBAC Insured, 6.70%, 8/01/26 ...........       8,800,000       9,421,192
    Lodi Electric System Revenue COP, Series A, MBIA Insured, Pre-Refunded, 5.50%, 1/15/32 .....       4,000,000       4,390,200
    Lodi USD, GO, MBIA Insured, 5.00%, 8/01/23 .................................................       2,150,000       2,232,603
    Long Beach Bond Finance Authority Lease Revenue,
       Aquarium of The South Pacific, Refunding, AMBAC Insured, 5.00%, 11/01/19 ................       4,000,000       4,179,200
       Aquarium of The South Pacific, Refunding, AMBAC Insured, 5.00%, 11/01/26 ................      11,000,000      11,292,490
       Aquarium of The South Pacific, Refunding, AMBAC Insured, 5.25%, 11/01/30 ................       2,000,000       2,092,680
       Public Safety Facilities Projects, AMBAC Insured, 5.00%, 11/01/26 .......................       6,780,000       6,960,280
       Public Safety Facilities Projects, AMBAC Insured, 5.00%, 11/01/31 .......................      10,500,000      10,731,945
    Long Beach Bond Finance Authority Tax Allocation Revenue, North Long Beach
      Redevelopment Projects, Series A, AMBAC Insured, 5.00%,
       8/01/25 .................................................................................      13,550,000      13,925,199
       8/01/31 .................................................................................      12,000,000      12,257,400
    Long Beach Harbor Revenue, MBIA Insured, 5.25%, 5/15/25 ....................................      25,000,000      25,580,500


6 | Quarterly Statements of Investments

FRANKLIN CALIFORNIA TAX-FREE TRUST

--------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT     VALUE
--------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    CALIFORNIA (CONT.)
    Long Beach University School District GO, Election of 1999, Series C, MBIA Insured,
      5.125%, 8/01/31 ..........................................................................     $13,870,000   $  14,432,567
    Los Angeles Community College District GO,
       Series A, MBIA Insured, 5.00%, 6/01/26 ..................................................       4,000,000       4,361,160
       Series B, FSA Insured, 5.00%, 8/01/27 ...................................................       4,000,000       4,137,320
    Los Angeles COP,
       Municipal Improvement Corp. MICLA AW, AMBAC Insured, 5.00%, 6/01/27 .....................       5,895,000       6,073,736
       Real Property Program, MBIA Insured, 5.00%, 2/01/27 .....................................       9,890,000      10,147,931
    Los Angeles County COP, Antelope Valley Courthouse, Series A, AMBAC Insured, 5.25%,
       11/01/27 ................................................................................       2,500,000       2,610,200
       11/01/33 ................................................................................       2,500,000       2,617,850
    Los Angeles County MTA Sales Tax Revenue, Proposition A, First Tier, Refunding,
      Senior Series A, MBIA Insured, 5.25%, 7/01/27 ............................................      27,870,000      28,801,694
    Los Angeles Harbor Department Revenue, Series B, MBIA Insured, 6.20%, 8/01/25 ..............       2,500,000       2,621,175
    Los Angeles Mortgage Revenue, Refunding, Series I, MBIA Insured, 6.50%, 7/01/22 ............         810,000         821,324
    Los Angeles Wastewater System Revenue, Refunding, MBIA Insured, 5.00%, 6/01/26 .............      10,000,000      10,351,400
    Los Angeles Water and Power Revenue, Power System, Refunding, Series A, MBIA Insured,
      5.00%, 7/01/24 ...........................................................................      12,000,000      12,374,640
    Lynwood PFA Tax Allocation, Project Area A, Series A, FSA Insured, 5.85%, 9/01/18 ..........       1,765,000       1,998,298
    Lynwood PFA Water Revenue, Water System Improvement Project, MBIA Insured,
       5.85%, 6/01/22 ..........................................................................         665,000         735,297
       5.90%, 6/01/29 ..........................................................................       3,105,000       3,423,946
    Marin Municipal Water District COP, Financing Project, AMBAC Insured, 5.00%, 7/01/29........       1,200,000       1,238,448
    Mendocino County COP, Public Facilities Corp., MBIA Insured, 5.25%, 6/01/30 ................       2,680,000       2,810,623
    Menlo Park CDA Tax Allocation, Las Pulgas Community Development Project, Refunding,
      AMBAC Insured, 5.375%, 6/01/22 ...........................................................      10,000,000      10,497,000
    Metropolitan Water District Southern California Waterworks Revenue,
       Series A, MBIA Insured, Pre-Refunded, 5.00%, 7/01/30 ....................................       6,525,000       6,954,019
       Series C, MBIA Insured, Pre-Refunded, 5.00%, 7/01/27 ....................................       2,500,000       2,599,100
    Millbrae COP, Police Department Expansion, AMBAC Insured, 5.875%, 3/01/24 ..................       1,025,000       1,141,788
    Modesto Irrigation District COP, Capital Improvements, Series A, FSA Insured, 5.00%,
       7/01/26 .................................................................................       5,000,000       5,134,800
       7/01/31 .................................................................................       8,285,000       8,450,534
    Modesto Wastewater Treatment Facility Revenue, MBIA Insured, 5.75%, 11/01/22 ...............      14,375,000      15,483,025
    Montebello Community RDA Tax Allocation,
       Housing, Series A, FSA Insured, 5.45%, 9/01/19 ..........................................       1,100,000       1,181,213
       Montebello Hills Redevelopment Project, Refunding, MBIA Insured, 5.60%, 3/01/19 .........       2,460,000       2,542,779
    Montebello COP, Capital Improvement Project, Refunding, FSA Insured, 5.375%, 11/01/26.......       8,715,000       9,343,526
    Moreno Valley USD, GO, Election of 2004, Series A, FSA Insured, 5.00%, 8/01/26 .............       4,000,000       4,156,840
    Morgan Hill USD, GO, FGIC Insured, 5.50%, 8/01/25 ..........................................       3,840,000       4,144,550
    Mount Diablo USD,
       CFD No. 1 Special Tax, FSA Insured, 6.00%, 8/01/24 ......................................       1,000,000       1,029,510
       CFD No. 1 Special Tax, Refunding, AMBAC Insured, 5.75%, 8/01/15 .........................       1,000,000       1,049,770
       CFD No. 1 Special Tax, Refunding, AMBAC Insured, 5.75%, 8/01/16 .........................       2,270,000       2,382,978
       CFD No. 1 Special Tax, Refunding, AMBAC Insured, 5.375%, 8/01/19 ........................       7,290,000       7,612,655
       GO, Election of 2002, FGIC Insured, 5.00%, 7/01/25 ......................................       6,025,000       6,251,058
    Murrieta Valley USD, COP, MBIA Insured, 5.00%, 8/01/27 .....................................       2,380,000       2,445,069
    Natomas USD, GO, FSA Insured, 5.00%, 9/01/26 ...............................................       2,535,000       2,626,387


                                         Quarterly Statements of Investments | 7

FRANKLIN CALIFORNIA TAX-FREE TRUST

--------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT     VALUE
--------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    CALIFORNIA (CONT.)
    Nevada Irrigation District Revenue COP, Cascade Bench Flume Project, MBIA Insured,
      5.50%, 1/01/17 ...........................................................................     $ 4,600,000   $   4,889,478
    Nevada Joint UHSD, GO, Series A, FSA Insured, 5.00%, 8/01/26 ...............................       1,295,000       1,336,557
    Norco RDA Tax Allocation, Redevelopment Project Area No. 1, MBIA Insured,
      5.625%, 3/01/30 ..........................................................................       1,000,000       1,100,540
    North City West School Facilities Financing Authority Special Tax, Refunding,
      Series B, FSA Insured,
       5.75%, 9/01/15 ..........................................................................       1,260,000       1,337,062
       6.00%, 9/01/19 ..........................................................................       2,500,000       2,657,875
    Northern California Public Power Agency Revenue, AMBAC Insured, Pre-Refunded,
      7.50%, 7/01/23 ...........................................................................       3,200,000       4,337,696
    Oakland Revenue, 1800 Harrison Foundation, Series A, AMBAC Insured, Pre-Refunded,
      6.00%, 1/01/29 ...........................................................................      10,000,000      11,207,500
    Oceanside COP,
       AMBAC Insured, 5.20%, 4/01/23 ...........................................................       2,500,000       2,638,650
       Oceanside Civic Center Project, Refunding, MBIA Insured, 5.75%, 8/01/15 .................       1,000,000       1,031,650
       Wastereuse Assn., Finance Program, Series A, AMBAC Insured, Pre-Refunded,
        6.50%, 4/01/05 .........................................................................       2,180,000       2,180,000
    Orange County Sanitation District COP, FGIC Insured, 5.00%, 2/01/33 ........................       8,000,000       8,202,000
    Oroville PFA Tax Allocation Revenue, Oroville Redevelopment Project No. 1, AMBAC Insured,
      Pre-Refunded,
       5.90%, 9/15/21 ..........................................................................       1,245,000       1,289,608
       6.10%, 9/15/23 ..........................................................................       2,860,000       2,964,991
    Oxnard Financing Authority Solid Waste Revenue, AMBAC Insured, 6.00%, 5/01/16 ..............       5,000,000       5,110,900
    Oxnard UHSD, GO, Series B, FSA Insured, ETM, 5.875%, 8/01/27 ...............................       3,615,000       3,723,378
    Palm Springs Financing Authority Lease Revenue, Convention Center Project, Refunding,
      Series A, MBIA Insured, 5.00%, 11/01/25 ..................................................       2,295,000       2,367,545
    Paramount USD, COP, Master Lease Program, FSA Insured, Pre-Refunded, 6.30%, 9/01/26 ........       4,750,000       4,921,190
    Parlier USD, GO, Series B, AMBAC Insured, 6.00%, 6/01/16 ...................................       1,130,000       1,195,212
    Pasadena Area Community College District GO, Election of 2002, Series A, FGIC Insured,
      5.00%, 6/01/28 ...........................................................................       4,000,000       4,135,040
    Pasadena USD, GO, Series B, FGIC Insured, Pre-Refunded, 5.25%, 7/01/24 .....................       1,000,000       1,093,930
    Peralta Community College District GO, Election of 2000, Series B, MBIA Insured,
      5.25%, 8/01/32 ...........................................................................       8,450,000       8,873,345
    Perris CFD Special Tax, No. 93-1, Series A, AMBAC Insured, 5.125%, 8/15/23 .................       4,000,000       4,210,920
    Placer County COP, Administrative and Emergency Services, MBIA Insured, 5.65%, 6/01/24......       4,000,000       4,299,760
    Placer County Water Agency Water Revenue COP,  Capital Improvement Projects, FSA Insured,
      5.90%, 7/01/25 ...........................................................................       2,350,000       2,418,385
    Plumas County COP, Capital Improvement Program, Series A, AMBAC Insured,
      5.00%, 6/01/33 ...........................................................................       3,280,000       3,372,004
    Porterville COP, Sewer System Refining Project, Refunding, AMBAC Insured,
      5.25%, 10/01/23 ..........................................................................       3,000,000       3,156,990
    Poway RDA Tax Allocation,
       Paguay Redevelopment Project, AMBAC Insured, 5.00%, 12/15/25 ............................       9,195,000       9,400,600
       Refunding, MBIA Insured, 5.75%, 6/15/33 .................................................      11,475,000      12,826,984
    Rancho Cucamonga RDA Tax Allocation, Rancho Redevelopment Project,
       Housing Set Aside, MBIA Insured, 5.25%, 9/01/26 .........................................       2,000,000       2,097,520
       Refunding, FSA Insured, 5.25%, 9/01/20 ..................................................       2,500,000       2,677,825


8 | Quarterly Statements of Investments

FRANKLIN CALIFORNIA TAX-FREE TRUST

--------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT     VALUE
--------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    CALIFORNIA (CONT.)
    Redding Joint Powers Financing Authority Lease Revenue, Civic Center Project,
      Series A, MBIA Insured,
       5.75%, 3/01/19 ..........................................................................     $ 3,090,000   $   3,296,165
       5.25%, 3/01/26 ..........................................................................          75,000          79,312
    Redwood City School District GO, FGIC Insured, 5.00%, 7/15/27 ..............................       3,000,000       3,092,010
    Ripon RDA Tax Allocation, Community Redevelopment Project, MBIA Insured,
      5.85%, 11/01/30 ..........................................................................       3,975,000       4,398,457
    Riverside County COP, Historic Courthouse, MBIA Insured, 5.875%, 11/01/27 ..................       3,000,000       3,279,270
    Rowland USD, GO, Series A, FSA Insured, 5.25%, 9/01/25 .....................................       5,685,000       6,000,631
    Sacramento Area Flood Control Agency Special Assessment,
       Capital AD No. 2, FGIC Insured, 5.80%, 11/01/16 .........................................       1,000,000       1,066,720
       Operation and Maintenance, FGIC Insured, 5.80%, 11/01/16 ................................       1,475,000       1,573,412
       Operation and Maintenance, FGIC Insured, 5.90%, 11/01/25 ................................       2,690,000       2,871,414
    Sacramento City Financing Authority Revenue,
       Capital Improvement, Series A, AMBAC Insured, 5.00%, 12/01/26 ...........................       8,395,000       8,581,789
       Capital Improvement, Series A, AMBAC Insured, 5.00%, 12/01/32 ...........................      21,500,000      21,885,925
       City Hall and Redevelopment Projects, Series A, FSA Insured, 5.00%, 12/01/28 ............      10,000,000      10,255,100
    Sacramento County Airport System Revenue, Series A, MBIA Insured, 6.00%, 7/01/17 ...........       5,920,000       6,207,238
    Sacramento County Sanitation District Financing Authority Revenue,
      Sacramento Regional County Sanitation, Series A, AMBAC Insured, 5.00%, 12/01/35 ..........      10,000,000      10,347,900
    Salida Area Public Facilities Financing Agency CFD No. 1988-1 Special Tax, FSA Insured,
      5.75%, 9/01/30 ...........................................................................       3,435,000       3,766,237
    Salida USD, COP, Financing Project, AMBAC Insured, 5.375%, 5/01/26 .........................       1,645,000       1,649,014
    San Bernardino County COP, 1997 Public Improvement Financing Project, MBIA Insured,
      5.25%, 10/01/25 ..........................................................................       7,000,000       7,361,060
    San Buenaventura Public Facilities Financing Authority Lease Revenue, Refunding,
      FSA Insured, 5.75%, 6/01/14 ..............................................................       2,250,000       2,308,162
    San Carlos School District GO, MBIA Insured, 5.50%, 10/01/24 ...............................       2,110,000       2,287,810
    San Diego Public Facilities Financing Authority Sewer Revenue, Series B, FGIC Insured,
      5.25%, 5/15/27 ...........................................................................       2,950,000       3,108,828
    San Francisco BART District Sales Tax Revenue,
       FGIC Insured, 5.50%, 7/01/26 ............................................................       6,500,000       7,123,025
       FGIC Insured, 5.50%, 7/01/34 ............................................................      12,000,000      13,150,200
       Refunding, AMBAC Insured, 5.00%, 7/01/28 ................................................       8,000,000       8,200,160
    San Francisco City and County Airport Commission International Airport Revenue,
       Issue 9B, Second Series, FGIC Insured, Pre-Refunded, 6.00%, 5/01/25 .....................       6,400,000       6,481,664
       Issue 11, Second Series, FGIC Insured, Pre-Refunded, 6.00%, 5/01/11 .....................       2,105,000       2,131,628
       Issue 28A, Second Series, MBIA Insured, 5.125%, 5/01/24 .................................       9,745,000      10,003,242
       Issue 28A, Second Series, MBIA Insured, 5.125%, 5/01/27 .................................      16,575,000      16,864,400
    San Francisco City and County Public Utilities Commission Water Revenue, Refunding,
      Series A, FSA Insured, 5.00%, 11/01/31 ...................................................       3,885,000       3,961,107
    San Francisco Community College District GO, Series A, FGIC Insured, 5.00%, 6/15/26 ........       6,000,000       6,189,720
    San Francisco State University Foundation Inc. Auxiliary Organization Housing Revenue,
      MBIA Insured, 5.00%, 9/01/31 .............................................................      13,415,000      13,705,703


                                         Quarterly Statements of Investments | 9

FRANKLIN CALIFORNIA TAX-FREE TRUST

--------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT     VALUE
--------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    CALIFORNIA (CONT.)
    San Gabriel USD, COP, Facilities Development Program, Series A, FSA Insured, Pre-Refunded,
      6.00%, 9/01/15 ...........................................................................     $ 1,000,000   $   1,034,840
    San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
       Refunding, Series A, MBIA Insured, 5.375%, 1/15/29 ......................................      18,075,000      18,833,246
       Refunding, Series A, MBIA Insured, 5.25%, 1/15/30 .......................................      11,860,000      12,433,550
       senior lien, MBIA Insured, 5.00%, 1/01/33 ...............................................      10,035,000      10,105,646
    San Jose Financing Authority Lease Revenue, Civic Center Project, Series B, AMBAC Insured,
      5.00%, 6/01/27 ...........................................................................      10,000,000      10,240,900
    San Jose MFHR, Sixth and Martha Family Apartments, FNMA Insured, 5.875%, 3/01/33 ...........       3,500,000       3,650,990
    San Juan USD, GO, Election of 1998, Series A, MBIA Insured, 5.00%, 8/01/28 .................       5,115,000       5,290,598
    San Leandro COP, Library and Fire Stations Financing, AMBAC Insured, 5.75%, 11/01/29........       5,000,000       5,538,750
    San Marcos Public Facilities Authority Revenue, Senior Tax Increment Project Area 3,
      Series A, MBIA Insured,
       5.75%, 10/01/29 .........................................................................       5,340,000       5,924,303
       5.80%, 10/01/30 .........................................................................       7,800,000       8,713,770
    San Mateo GO, Library Improvement Project, Series A, AMBAC Insured, 5.25%, 8/01/30 .........       5,790,000       6,130,857
    Santa Clara COP, Refunding, AMBAC Insured, 5.00%, 2/01/27 ..................................       5,555,000       5,736,093
    Santa Clara County Financing Authority Lease Revenue, Refunding, Series A, AMBAC Insured,
      5.00%, 11/15/22 ..........................................................................       3,950,000       4,106,223
    Santa Cruz County COP, Sub-Joint Wastewater Treatment Project, AMBAC Insured,
      6.20%, 9/01/19 ...........................................................................         475,000         475,746
    Santa Fe Springs PFA Water Revenue, Series A, MBIA Insured, 5.90%,
       5/01/21 .................................................................................         900,000         949,284
       5/01/26 .................................................................................       1,190,000       1,254,510
    Santa Monica Community College District GO, Series B, AMBAC Insured, 5.75%, 7/01/20 ........       1,495,000       1,537,802
    Santa Monica PFA Lease Revenue, Civic Center Parking Project, XLCA Insured,
      5.00%, 7/01/33 ...........................................................................      11,050,000      11,278,735
    Santa Rosa Wastewater Revenue, Series B, FGIC Insured, 5.125%, 9/01/31 .....................       4,000,000       4,160,920
    Santa Rosa Wastewater Service Facilities District Revenue, Refunding and Improvement,
      AMBAC Insured, 6.00%, 7/02/15 ............................................................       2,000,000       2,338,800
    Sonoma CDA Tax Allocation, Redevelopment Project, MBIA Insured, 5.70%, 12/01/30 ............       3,455,000       3,824,927
    Sonoma Valley USD, GO, FSA Insured, 6.00%, 7/15/21 .........................................       2,400,000       2,519,088
    South Gate COP, Series A, AMBAC Insured, 5.00%, 9/01/24 ....................................       3,155,000       3,255,203
    South San Francisco COP, 5.00%, 4/01/29 ....................................................       2,000,000       2,016,460
    Southern Mono Health Care District GO, Series A, MBIA Insured, 5.00%, 8/01/24 ..............       3,005,000       3,101,430
    Southern Public Power Authority Power Projects Revenue, Series A, AMBAC Insured,
      5.00%, 7/01/33 ...........................................................................      29,000,000      29,846,220
    Stanislaus County Board of Education COP, FSA Insured, 5.70%, 9/01/24 ......................       2,000,000       2,191,000
    Stockton Port District Port Facilities Revenue, Refunding and Improvement, Series B,
      FSA Insured, 5.90%, 7/01/12 ..............................................................       2,770,000       3,014,619
    Stockton Revenue COP, Wastewater System Project, Refunding, Series A, MBIA Insured,
      5.00%, 9/01/23 ...........................................................................       6,500,000       6,738,160
    Susanville PFAR, MBIA Insured, 5.70%, 6/01/30 ..............................................       3,000,000       3,273,930
    Tahoe-Truckee Joint USD, GO, Series B, FGIC Insured, Pre-Refunded, 5.95%, 9/01/20 ..........       3,620,000       3,858,630
    Tahoe-Truckee USD, GO, ID No. 2, Series A, FGIC Insured, Pre-Refunded, 5.75%, 8/01/20.......       4,340,000       4,841,530
    Thousand Oaks RDA Tax Allocation, Thousand Oaks Boulevard Redevelopment, Refunding,
      MBIA Insured, 5.375%, 12/01/25 ...........................................................       2,390,000       2,486,174


10 | Quarterly Statements of Investments

FRANKLIN CALIFORNIA TAX-FREE TRUST

--------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT     VALUE
--------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    CALIFORNIA (CONT.)
    Tri-City Hospital District Revenue,
       MBIA Insured, 6.00%, 2/01/22 ............................................................     $ 2,350,000   $   2,358,319
       Refunding, Series A, MBIA Insured, 5.625%, 2/15/17 ......................................       2,750,000       2,870,698
    Truckee PFA Lease Revenue, Series A, AMBAC Insured, 6.00%, 11/01/30 ........................       1,990,000       2,169,677
    Turlock Auxiliary Organization Revenue COP, California State University,
      Stanislaus Foundation, MBIA Insured, 5.875%, 6/01/22 .....................................       2,000,000       2,111,880
    Turlock PFA Sewer Revenue, FGIC Insured, 5.50%, 9/15/29 ....................................       6,855,000       7,488,745
    Union City CRDA Tax Allocation Revenue, Community Redevelopment Project,
      AMBAC Insured, 5.75%, 10/01/32 ...........................................................      14,100,000      15,534,111
    University of California Revenues, Multi Purpose Projects,
       Series H, FGIC Insured, 5.50%, 9/01/28 ..................................................       2,500,000       2,664,800
       Series K, 5.00%, 9/01/23 ................................................................       3,160,000       3,248,512
       Series M, FGIC Insured, 5.125%, 9/01/30 .................................................       8,720,000       9,070,718
    Vacaville PFA Tax Allocation Revenue, Vacaville Redevelopment Projects, FSA Insured,
      5.00%, 9/01/31 ...........................................................................       5,095,000       5,178,456
    Vallejo Revenue, Water Improvement Project, Refunding, Series A, FSA Insured,
      5.875%, 5/01/26 ..........................................................................      12,500,000      13,167,500
    Vista USD, GO, Series A, FSA Insured, 5.25%, 8/01/25 .......................................       5,000,000       5,295,350
    Washington Township Health Care District Revenue,
       5.00%, 7/01/18 ..........................................................................       2,000,000       2,050,460
       5.125%, 7/01/23 .........................................................................         450,000         458,501
    Washington USD, GO, Yolo County Election of 1999, Series A, FGIC Insured,
      5.375%, 8/01/25 ..........................................................................       2,045,000       2,186,923
    Waugh School District Special Tax GO, Corona/Ely CFD No.1, AMBAC Insured,
      5.80%, 9/01/26 ...........................................................................       5,640,000       5,835,482
    West Basin Municipal Water District Revenue COP,
       1992 Project, Refunding, Series A, AMBAC Insured, 5.50%, 8/01/17 ........................       3,370,000       3,597,576
       Refunding, Series A, MBIA Insured, 5.00%, 8/01/24 .......................................       2,500,000       2,598,125
       Refunding, Series A, MBIA Insured, 5.00%, 8/01/30 .......................................       5,745,000       5,906,032
    Westlands Water District Revenue COP,
       MBIA Insured, 5.00%, 9/01/29 ............................................................      11,775,000      12,083,270
       Series A, MBIA Insured, 5.00%, 9/01/35 ..................................................       1,460,000       1,503,639
    William S. Hart Joint School Financing Authority Special Tax Revenue, Community Facilities,
      Pre-Refunded, FSA Insured, 6.60%, 9/01/18 ................................................       1,285,000       1,331,671
    Woodland Finance Authority Lease Revenue, Capital Projects, Refunding, XLCA Insured,
      5.00%, 3/01/32 ...........................................................................       6,340,000       6,509,215
    Yucaipa-Sweetwater School Facilities Financing Authority Special Tax Revenue, Sweetwater,
      Series A, MBIA Insured, 5.70%, 9/01/19 ...................................................       4,000,000       4,136,200
                                                                                                                   -------------
    TOTAL BONDS (COST $1,614,032,483)...........................................................                   1,732,568,615
                                                                                                                   -------------

    ZERO COUPON/STEP-UP BONDS 8.5%
    CALIFORNIA 8.5%
    Acalanes UHSD, GO, Capital Appreciation, Election of 2002, Series A, FGIC Insured, 8/01/25 .       9,045,000       2,957,444
    Alameda Corridor Transportation Authority Revenue, AMBAC Insured, zero cpn. to 10/01/12,
       5.25% thereafter, 10/01/21 ..............................................................      64,660,000      45,902,134
       5.45% thereafter, 10/01/25 ..............................................................      25,000,000      17,306,250
    Alhambra City Elementary School District GO, Capital Appreciation, Election of 1999,
      Series B, FGIC Insured, 9/01/27 ..........................................................       3,035,000         946,222


                                        Quarterly Statements of Investments | 11

FRANKLIN CALIFORNIA TAX-FREE TRUST

--------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT     VALUE
--------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    ZERO COUPON/STEP-UP BONDS (CONT.)
    CALIFORNIA (CONT.)
    California HFAR, Home Mortgage, Series N, AMBAC Insured, 8/01/31 ...........................     $   860,000   $     643,813
    Corona-Norco USD, GO,
       Series B, FSA Insured, 9/01/23 ..........................................................       2,320,000         916,539
       Series B, FSA Insured, 9/01/24 ..........................................................       2,620,000         974,876
       Series B, FSA Insured, 3/01/25 ..........................................................       1,400,000         503,888
       Series C, FGIC Insured, 9/01/25 .........................................................       4,655,000       1,632,974
       Series C, FGIC Insured, 9/01/26 .........................................................       6,080,000       2,005,123
    Foothill/Eastern Corridor Agency Toll Road Revenue, Capital Appreciation,
      Refunding, MBIA Insured,
       1/15/17 .................................................................................      20,000,000      11,015,200
       1/15/18 .................................................................................      25,000,000      12,933,000
       1/15/19 .................................................................................       5,970,000       2,901,599
    Fullerton School District GO, Capital Appreciation, Series A, FGIC Insured, 8/01/23 ........       3,030,000       1,202,092
    Grossmont UHSD, GO, Capital Appreciation, Election of 2004, FSA Insured, 8/01/24 ...........       5,110,000       1,909,454
    Lancaster School District GO, Capital Appreciation, Election of 1999, MBIA Insured,
       8/01/25 .................................................................................       5,495,000       1,935,943
       7/01/26 .................................................................................       5,965,000       1,984,257
    Newark USD, GO, Capital Appreciation,
       Series B, FGIC Insured, 8/01/24 .........................................................       9,905,000       3,529,251
       Series C, FSA Insured, 8/01/22 ..........................................................       2,165,000         916,120
       Series C, FSA Insured, 8/01/23 ..........................................................       2,465,000         977,939
       Series C, FSA Insured, 8/01/24 ..........................................................       2,560,000         957,338
       Series C, FSA Insured, 8/01/25 ..........................................................       2,705,000         953,485
    Patterson Joint USD, GO, Series A, FGIC Insured,
       8/01/22 .................................................................................       1,900,000         799,520
       8/01/23 .................................................................................       1,985,000         787,509
       8/01/24 .................................................................................       2,075,000         775,365
       8/01/25 .................................................................................       2,170,000         764,513
       8/01/26 .................................................................................       2,265,000         750,213
    San Bernardino County SFMR, Series A, GNMA Secured, ETM, 5/01/22 ...........................      28,405,000      12,204,208
    San Gabriel USD, GO, Capital Appreciation Bonds, Series A, FSA Insured,
       8/01/26 .................................................................................       3,530,000       1,169,207
       2/01/27 .................................................................................       1,850,000         594,534
    San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Capital Appreciation,
      Refunding, Series A, MBIA Insured, 1/15/26 ...............................................      13,155,000       4,436,787
    San Marino USD, GO, Series A, MBIA Insured, 7/01/25 ........................................       6,080,000       2,151,226
    Santa Ana USD, COP, Capital Appreciation Financing Project, FSA Insured, 4/01/24 ...........      14,245,000       5,414,097
    Southern Kern USD, COP, Convertible Capital Appreciation Building Program,
      Series B, FSA Insured, 9/01/26 ...........................................................       2,250,000       2,201,850
    Southern Mono Health Care District Revenue, Capital Appreciation Bonds,
      Series A, MBIA Insured,
       8/01/28 .................................................................................       2,340,000         673,803
       8/01/29 .................................................................................       2,440,000         659,800
       8/01/30 .................................................................................       2,550,000         651,831
       8/01/31 .................................................................................       2,660,000         642,656


12 | Quarterly Statements of Investments

FRANKLIN CALIFORNIA TAX-FREE TRUST

--------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                             PRINCIPAL AMOUNT     VALUE
--------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    ZERO COUPON/STEP-UP BONDS (CONT.)
    CALIFORNIA (CONT.)
    Union Elementary School District GO, Capital Appreciation,
       Series A, FGIC Insured, 9/01/24 .........................................................     $ 2,000,000  $      744,180
       Series B, FGIC Insured, 9/01/25 .........................................................       5,500,000       1,929,400
       Series B, FGIC Insured, 9/01/26 .........................................................       5,850,000       1,929,272
    Vista USD, GO, Capital Appreciation, Series A, FSA Insured,
       8/01/26 .................................................................................       7,150,000       2,368,223
       2/01/27 .................................................................................       4,795,000       1,540,969
    Western Placer USD Financing Corp. COP, Convertible Capital Appreciation, zero cpn. to
      11/01/05, 5.55% thereafter, 11/01/30 .....................................................       6,930,000       6,844,207
                                                                                                                  --------------
    TOTAL ZERO COUPON/STEP-UP BONDS (COST $151,594,993).........................................                     165,038,311
                                                                                                                  --------------
    TOTAL LONG TERM INVESTMENTS (COST $1,765,627,476)...........................................                   1,897,606,926
                                                                                                                  --------------

    SHORT TERM INVESTMENTS 1.2%
    BONDS 1.2%
 (a)CALIFORNIA 1.2%
    California State Department of Water Resources Power Supply Revenue,
       Series B-5, Daily VRDN and Put, 2.24%, 5/01/22 ..........................................     $ 5,900,000       5,900,000
       Series B-6, Daily VRDN and Put, 2.28%, 5/01/22 ..........................................       5,200,000       5,200,000
    California State Economic Recovery Revenue, Series C-3, Daily VRDN and Put, 2.20%,
       7/01/23 .................................................................................       2,800,000       2,800,000
    California State GO, Kindergarten University, Series B-3, Daily VRDN and Put, 2.25%,
       5/01/34 .................................................................................       1,900,000       1,900,000
    Irvine 1915 Act Special Assessment, AD No. 94-13, Daily VRDN and Put, 2.28%, 9/02/22........       1,000,000       1,000,000
    Irvine Ranch Water District Revenue, Nos. 140, 240, 105, and 250, Daily VRDN and Put,
       1.51%, 4/01/33 ..........................................................................       1,200,000       1,200,000
    Irvine USD Special Tax, CFD No. 03-1, Daily VRDN and Put, 2.28%, 9/01/39 ...................         400,000         400,000
    Metropolitan Water District Southern California Waterworks Revenue,
       Refunding, Series B-1, Daily VRDN and Put, 2.28%, 7/01/35 ...............................       1,800,000       1,800,000
       Series B, Weekly VRDN and Put, 2.23%, 7/01/27 ...........................................       1,300,000       1,300,000
    Newport Beach Revenue, Hoag Memorial Presbyterian Hospital,
       Series A, Weekly VRDN and Put, 2.26%, 10/01/26 ..........................................         300,000         300,000
       Series C, Daily VRDN and Put, 2.26%, 10/01/26 ...........................................         300,000         300,000
    Orange County Sanitation Districts COP, Refunding, Series B, Daily VRDN and Put,
       2.28%, 8/01/30 ..........................................................................       1,300,000       1,300,000
                                                                                                                  --------------
    TOTAL SHORT TERM INVESTMENTS (COST $23,400,000).............................................                      23,400,000
                                                                                                                  --------------
    TOTAL INVESTMENTS (COST $1,789,027,476) 98.9%...............................................                  $1,921,006,926
    OTHER ASSETS, LESS LIABILITIES 1.1%.........................................................                      20,680,006
                                                                                                                  --------------
    NET ASSETS 100.0%...........................................................................                  $1,941,686,932
                                                                                                                  ==============

See Selected Portfolio Abbreviations on page 31.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end. VRDNs are valued at cost.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 13

                       This page intentionally left blank.


14 | Quarterly Statements of Investments

FRANKLIN CALIFORNIA TAX-FREE TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                    PRINCIPAL AMOUNT     VALUE
--------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 98.0%
    BONDS 92.6%
    CALIFORNIA 89.9%
    ABAG Finance Authority for Nonprofit Corps. COP,
       Partner North County Health Project, 5.50%, 3/01/06 .....................................     $   170,000   $     173,580
       Rhoda Haas Goldman Plaza, California Mortgage Insured, 5.125%, 5/15/15 ..................       3,000,000       3,149,370
    ABAG Finance Authority for Nonprofit Corps. Revenue, San Diego Hospital Assn., Series C,
       5.125%, 3/01/18 .........................................................................       2,695,000       2,773,478
       5.25%, 3/01/19 ..........................................................................       2,315,000       2,396,465
    ABAG Revenue, Refunding, Series A-E,
       5.00%, 9/15/06 ..........................................................................         595,000         609,399
       5.05%, 9/15/07 ..........................................................................         610,000         626,897
       5.40%, 9/15/14 ..........................................................................       2,455,000       2,509,329
    ABAG Water and Wastewater Revenue, Pooled Financing Program, Series A, FSA Insured,
      5.00%, 10/01/10 ..........................................................................       3,035,000       3,278,802
    Alameda-Contra Costa Transportation District COP, Refunding, AMBAC Insured,
      4.375%, 8/01/14 ..........................................................................       1,330,000       1,368,796
    Anaheim UHSD, GO, Refunding, FSA Insured, 5.00%, 8/01/18 ...................................       4,740,000       5,075,213
    Antelope Valley UHSD, GO, Series A, MBIA Insured,
       4.50%, 8/01/13 ..........................................................................       1,230,000       1,301,684
       4.625%, 8/01/14 .........................................................................       1,250,000       1,322,925
    Antioch PFA, Reassessment Revenue, sub. lien, Series B,
       5.20%, 9/02/05 ..........................................................................       1,965,000       1,978,165
       5.40%, 9/02/07 ..........................................................................       1,100,000       1,130,140
    Brentwood Infrastructure Financing Authority Revenue, Refunding, Series A, FSA Insured,
      4.00%, 9/02/17 ...........................................................................       1,485,000       1,456,458
    Burbank Electric Revenue, MBIA Insured, 4.00%,
       6/01/11 .................................................................................       1,000,000       1,035,850
       6/01/12 .................................................................................       1,000,000       1,029,450
    Burbank USD, GO, Election of 1997, Series C, FGIC Insured, 4.00%, 8/01/12 ..................       2,500,000       2,567,000
    Burbank Water and Power Electric Revenue, MBIA Insured, 4.00%, 6/01/11 .....................       5,045,000       5,052,113
    California Educational Facilities Authority Revenue,
       Pooled College and University Projects, Series B, Pre-Refunded, 6.125%, 4/01/13 .........       1,000,000       1,083,830
       Stanford University, Refunding, Series R, 4.00%, 11/01/11 ...............................       1,000,000       1,041,040
    California Health Facilities Financing Authority Revenue,
       Kaiser Permanente, Series B, ETM, 5.25%, 10/01/13 .......................................       5,000,000       5,351,450
       Kaiser Permanente, Series B, ETM, 5.25%, 10/01/14 .......................................       2,000,000       2,127,660
       Kaiser Permanente, Series B, ETM, 5.25%, 10/01/16 .......................................       3,850,000       4,074,917
       Paradise Valley Estates, California Mortgage Insured, 3.875%, 1/01/09 ...................       1,555,000       1,557,348
       Paradise Valley Estates, California Mortgage Insured, 4.125%, 1/01/10 ...................       1,000,000       1,020,450
       Paradise Valley Estates, California Mortgage Insured, 5.00%, 1/01/11 ....................       1,480,000       1,566,802
       Paradise Valley Estates, California Mortgage Insured, 4.375%, 1/01/12 ...................       1,000,000       1,020,130
       Paradise Valley Estates, California Mortgage Insured, 5.00%, 1/01/13 ....................       1,815,000       1,930,942
       Paradise Valley Estates, California Mortgage Insured, 5.00%, 1/01/14 ....................       1,635,000       1,726,086
       Sutter Health, Refunding, Series A, MBIA Insured, 5.875%, 8/15/16 .......................       3,750,000       3,980,775
       The Episcopal Home, California Mortgage Insured, 4.625%, 2/01/12 ........................       1,350,000       1,393,362
       The Episcopal Home, California Mortgage Insured, 4.75%, 2/01/13 .........................       1,200,000       1,251,024
    California HFAR, SFM Purchase, Class III, Series A-1, MBIA Insured, 5.70%, 8/01/11 .........         735,000         752,434
    California State Department of Water Resources Central Valley Project Revenue, Water System,
      Refunding, Series S, 5.00%, 12/01/19 .....................................................       4,000,000       4,182,000


                                        Quarterly Statements of Investments | 15

FRANKLIN CALIFORNIA TAX-FREE TRUST

--------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                    PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    CALIFORNIA (CONT.)
    California State Department of Water Resources Power Supply Revenue, Series A,
       5.50%, 5/01/12 ..........................................................................     $ 2,000,000   $   2,209,060
       5.125%, 5/01/18 .........................................................................       2,500,000       2,639,325
    California State Department of Water Resources Water Revenue, Central Valley Project,
      Series Z, FGIC Insured, 3.50%, 12/01/12 ..................................................       5,000,000       4,973,250
    California State Economic Recovery Revenue, Series A, 5.00%, 7/01/15 .......................      10,670,000      11,444,108
    California State GO,
       5.00%, 11/01/12 .........................................................................         665,000         711,005
       5.25%, 2/01/14 ..........................................................................       4,000,000       4,359,600
       5.25%, 6/01/16 ..........................................................................         630,000         652,699
       Pre-Refunded, 5.00%, 11/01/12 ...........................................................       1,335,000       1,454,896
       Pre-Refunded, 5.25%, 6/01/16 ............................................................       1,370,000       1,424,307
       Refunding, 5.00%, 12/01/05 ..............................................................       7,000,000       7,106,890
       Refunding, 4.00%, 2/01/10 ...............................................................       6,900,000       7,076,226
       Refunding, MBIA Insured, 5.00%, 2/01/18 .................................................       1,175,000       1,226,759
       Veterans, Series B, 5.00%, 12/01/12 .....................................................       2,000,000       2,034,940
       Veterans, Series B, 5.25%, 12/01/15 .....................................................       2,310,000       2,338,436
       Veterans, Series B, 5.375%, 12/01/16 ....................................................         605,000         615,364
    California State Public Works Board Lease Revenue,
       Department of Forestry and Fire Protection, Series A, 4.875%, 10/01/18 ..................       1,325,000       1,355,382
       Various Community College Projects, Refunding, Series C, 5.50%, 9/01/09 .................       1,555,000       1,640,105
    California Statewide CDA, COP,
       California Lutheran Homes, ETM, 5.375%, 11/15/06 ........................................       1,000,000       1,042,190
       Kaiser Permanente, ETM, 5.30%, 12/01/15 .................................................       2,000,000       2,111,500
       St. Joseph Health System, Refunding, 5.00%, 7/01/12 .....................................       2,180,000       2,281,850
       St. Joseph Health System Obligation Group, 5.25%, 7/01/11 ...............................       1,005,000       1,073,722
    California Statewide CDA Revenue,
       Daughters of Charity Health, Series G, 5.25%, 7/01/13 ...................................       1,000,000       1,073,150
       Daughters of Charity Health, Series G, 5.00%, 7/01/22 ...................................       5,000,000       5,128,600
       Insured Health Facilities, Jewish Home, California Mortgage Insured, 5.00%, 11/15/18.....       3,000,000       3,116,820
       Kaiser Permanente, Mandatory Put 5/01/11, Series I, 3.45%, 4/01/35 ......................       5,000,000       4,834,600
       Mission Community, California Mortgage Insured, 4.40%, 11/01/10 .........................       1,100,000       1,141,228
       Mission Community, California Mortgage Insured, 4.50%, 11/01/11 .........................       1,145,000       1,191,201
       Viewpoint School, ACA Insured, 4.50%, 10/01/17 ..........................................         460,000         453,946
       Viewpoint School, ACA Insured, 4.75%, 10/01/18 ..........................................         480,000         482,184
    Central Joint Powers Health Financing Authority COP, Community Hospitals of Central
      California,
       5.125%, 2/01/13 .........................................................................       1,375,000       1,415,961
       5.25%, 2/01/14 ..........................................................................       1,435,000       1,484,751
       5.75%, 2/01/16 ..........................................................................       1,585,000       1,683,381
    Central Valley Financing Authority Cogeneration Project Revenue, Carson Ice General Project,
      Refunding, MBIA Insured, 5.00%, 7/01/17 ..................................................       2,000,000       2,093,820
    Cerritos PFAR Tax Allocation, Redevelopment Project, Series A, AMBAC Insured,
      3.00%, 11/01/11 ..........................................................................       2,585,000       2,490,777
    Chaffey Community College District COP, Pre-Refunded, 5.10%, 9/01/13 .......................       1,860,000       2,025,466
    Clovis MFR, Mandatory Put 11/01/10, Refunding, FNMA Insured, 5.10%, 11/01/30 ...............       4,105,000       4,231,188
    Coalinga COP, Custody Facility, Refunding, 4.25%, 4/01/10 ..................................       1,000,000       1,020,270
    Colma 1915 Act Special Assessment, Local ID No. 1, Refunding, 5.40%, 9/02/05 ...............         570,000         573,505


16 | Quarterly Statements of Investments

FRANKLIN CALIFORNIA TAX-FREE TRUST

--------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                    PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    CALIFORNIA (CONT.)
    Compton Community College District GO, Series 2004-A, MBIA Insured, 4.25%, 7/01/16 .........     $ 1,025,000   $   1,043,788
    Compton COP, Civic Center and Capital Improvement, Refunding, Series A,
       5.00%, 9/01/08 ..........................................................................       4,340,000       4,532,956
       5.50%, 9/01/15 ..........................................................................       1,180,000       1,232,734
    Conejo Valley USD, GO, Election of 1998, Series D, FGIC Insured, 4.50%,
       8/01/18 .................................................................................       3,850,000       3,938,127
       8/01/19 .................................................................................       4,000,000       4,091,560
    Contra Costa Community College District GO, Election of 2002, FGIC Insured, 4.75%, 8/01/18 .       2,450,000       2,541,875
    Contra Costa County Public Financing Lease Revenue, Refunding, Series B, MBIA Insured,
      4.00%, 6/01/13 ...........................................................................       1,065,000       1,086,225
    Corona PFA Lease Revenue, City Hall Project, Series B, MBIA Insured,
       3.75%, 9/01/13 ..........................................................................       1,000,000       1,001,260
       4.00%, 9/01/14 ..........................................................................       1,210,000       1,225,464
 (a)Corona-Norco USD, PFA Special Tax Revenue, Series A, 5.25%, 9/01/25 ........................       2,235,000       2,235,000
    Duarte RDA Tax Allocation, Merged Redevelopment Project Area, Refunding,
      5.125%, 10/01/16 .........................................................................       4,200,000       4,452,462
    Fairfax School District GO, Election of 2000, Series A, FGIC Insured, 5.00%, 11/01/17.......         895,000         964,935
    Fairfield-Suisun Sewer District Sewer Revenue, Series A, Refunding, FGIC Insured,
      5.00%, 5/01/12 ...........................................................................         600,000         647,094
    Folsom PFA Lease Revenue, City Hall and Community Center, Refunding, FSA Insured,
      5.00%, 10/01/17 ..........................................................................       1,275,000       1,352,801
    Foothill/Eastern Corridor Agency Toll Road Revenue, Refunding, MBIA Insured, 5.00%, 1/15/16        1,000,000       1,050,870
    Fremont UHSD Santa Clara County GO, Series C, FSA Insured, Pre-Refunded, 4.25%, 9/01/13.....       1,310,000       1,370,090
    Galt Capital Improvements Authority Lease Revenue, Culture and Recreation Improvement
      Project, 5.00%, 4/01/12 ..................................................................       2,390,000       2,481,585
    Galt Middle School Joint Powers Authority Special Tax, CFD No. 1, Refunding, 5.40%, 9/01/12        1,955,000       2,054,197
    Garden Grove Agency Community Development Tax Allocation, Garden Grove Community Project,
      Refunding, AMBAC Insured, 4.25%, 10/01/13 ................................................       2,025,000       2,101,019
    Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue, 5.00%, 6/01/12 .......       1,500,000       1,590,540
    Hi-Desert Memorial Health Care District Revenue, Refunding,
       5.10%, 10/01/06 .........................................................................         615,000         617,878
       5.125%, 10/01/07 ........................................................................         650,000         653,536
    Hollister RDA Tax Allocation, Community Development Project, Series 1994, 5.55%, 10/01/05 ..         585,000         596,209
    Huntington Beach City School District GO, Series A, FGIC Insured, 5.00%, 8/01/18 ...........       1,245,000       1,310,325
    Huntington Beach PFAR, Lease Capital Improvement Refinancing Project, Series B, AMBAC
       Insured,
       4.00%, 8/01/13 ..........................................................................       1,500,000       1,534,080
       4.125%, 8/01/14 .........................................................................       2,140,000       2,189,134
       4.25%, 8/01/15 ..........................................................................       2,080,000       2,128,235
    Inland Empire Solid Waste Financing Authority Revenue, Landfill Improvement Financing
       Project,
      Series B, FSA Insured, ETM, 6.25%, 8/01/11 ...............................................       1,000,000       1,099,700
    Irvine 1915 Act GO, AD No. 03-19, Group 2,
       4.875%, 9/02/16 .........................................................................       1,000,000         989,190
       5.00%, 9/02/18 ..........................................................................       1,000,000         987,460
       5.125%, 9/02/19 .........................................................................       1,000,000         989,420
    Irvine 1915 Act Special Assessment, AD No. 00-18,
     Group 2, 4.375%, 9/02/10 ..................................................................         885,000         895,381
     Group 2, 4.70%, 9/02/12 ...................................................................       1,475,000       1,496,137


                                        Quarterly Statements of Investments | 17

FRANKLIN CALIFORNIA TAX-FREE TRUST

--------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                    PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    CALIFORNIA (CONT.)
    Irvine 1915 Act Special Assessment, AD No. 00-18, (cont.)
       Group 2, 4.80%, 9/02/13 .................................................................     $ 1,175,000   $   1,191,779
       Group 2, 5.125%, 9/02/17 ................................................................       1,705,000       1,721,129
       Group 3, 4.75%, 9/02/15 .................................................................       1,000,000         995,900
       Group 3, 5.00%, 9/02/17 .................................................................       1,000,000       1,002,000
    Kings River Conservation District Pine Flat Power Revenue, Refunding, Series E,
      5.125%, 1/01/18 ..........................................................................       1,735,000       1,826,296
    La Palma Community Development Commission Tax Allocation, La Palma Community
      Development Project No. 1, Refunding, 5.80%, 6/01/05 .....................................         160,000         160,826
    La Quinta RDA Tax Allocation, Redevelopment Project Areas No. 1 and 2, MBIA Insured,
      Pre-Refunded, 5.40%, 9/01/07 .............................................................         560,000         578,043
    Lake Elsinore PFA Tax Allocation Revenue,
       Lake Elsinore Redevelopment Projects, Series A, FSA Insured, 5.40%, 9/01/08 .............       1,230,000       1,239,914
       Series A, 5.00%, 9/01/09 ................................................................       1,500,000       1,555,080
    Lake Elsinore School Financing Authority Revenue, Refunding, 6.00%, 9/01/11 ................       1,000,000       1,071,150
    Lancaster COP, School District Project, Refunding, FSA Insured, 5.125%, 4/01/14 ............       2,000,000       2,148,260
    Lancaster RDA Tax Allocation,
       Central Business District Redevelopment, Refunding, 5.70%, 8/01/05 ......................          50,000          50,326
       Fox Field Redevelopment Project Area, Refunding, 5.70%, 8/01/05 .........................          75,000          75,573
    Las Virgenes USD, GO, Series D, FGIC Insured, 3.30%, 9/01/13 ...............................       1,415,000       1,366,579
    Lemon Grove CDA Tax Allocation, 1998, Refunding,
       5.00%, 8/01/06 ..........................................................................         380,000         387,038
       5.10%, 8/01/07 ..........................................................................         205,000         211,829
       5.20%, 8/01/08 ..........................................................................         215,000         224,299
    Los Angeles Convention and Exhibition Center Authority Lease Revenue, Refunding,
      Series A, AMBAC Insured, 3.00%, 8/15/12 ..................................................       4,525,000       4,323,276
    Los Angeles County MTA Sales Tax Revenue, First Tier, Proposition A, Refunding,
      Series A, FSA Insured, 5.00%, 7/01/15 ....................................................       5,345,000       5,656,453
    Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Project,
      Series A, FSA Insured, 5.00%, 10/01/17 ...................................................       1,000,000       1,064,710
    Los Angeles USD,
       COP, Refunding, Series A, AMBAC Insured, 4.00%, 10/01/13 ................................       4,415,000       4,492,263
       GO, Election of 2004, Series C, FGIC Insured, 5.00%, 7/01/19 ............................       2,035,000       2,158,463
       GO, Refunding, MBIA Insured, 5.25%, 7/01/13 .............................................       3,500,000       3,887,275
    Los Angeles Wastewater System Revenue, Series A, FGIC Insured, 5.00%, 6/01/14 ..............       1,075,000       1,135,673
    Lynwood PFAR, Water System Improvement Project, 6.15%, 6/01/08 .............................         565,000         578,718
    M-S-R Public Power Agency San Juan Project Revenue, Refunding, Series I, MBIA Insured,
       4.25%, 7/01/11 ..........................................................................       5,055,000       5,309,014
       5.00%, 7/01/18 ..........................................................................       1,000,000       1,043,440
    Metropolitan Water District Southern California GO, Waterworks, Series B, Pre-Refunded,
       4.125%, 3/01/13 .........................................................................       1,000,000       1,041,730
       4.25%, 3/01/14 ..........................................................................       1,000,000       1,048,380
       4.30%, 3/01/15 ..........................................................................       1,000,000       1,051,040
    Moreno Valley USD, GO, Election of 2004, Series A, FSA Insured, 5.00%,
       8/01/17 .................................................................................       2,000,000       2,139,780
       8/01/18 .................................................................................       2,300,000       2,449,730
    Morgan Hill USD, GO, FGIC Insured, 4.25%, 8/01/14 ..........................................       1,585,000       1,630,141


18 | Quarterly Statements of Investments

FRANKLIN CALIFORNIA TAX-FREE TRUST

--------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                    PRINCIPAL AMOUNT     VALUE
--------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    CALIFORNIA (CONT.)
    Moulton-Niguel Water District GO,
       Consolidated, Refunding, AMBAC Insured, 5.00%, 9/01/16 ..................................     $ 3,520,000   $   3,790,688
       Refunding, AMBAC Insured, 4.00%, 9/01/12 ................................................       2,930,000       3,009,344
    Murrieta COP, Road Improvement Project, 6.00%,
       4/01/07 .................................................................................         235,000         246,785
       4/01/08 .................................................................................         245,000         256,865
    Nevada County COP, Refunding, MBIA Insured, 4.125%, 10/01/12 ...............................       1,040,000       1,072,562
    Newport Mesa USD, GO, MBIA Insured, 4.00%, 8/01/12 .........................................       1,000,000       1,026,800
    North City West School Facilities Financing Authority Special Tax, Refunding, Series B,
      FSA Insured, 5.625%, 9/01/08 .............................................................         500,000         530,015
    Orange County CFD No. 86-2 Special Tax, Rancho Santa Margarita, Refunding, Series A,
      5.375%, 8/15/12 ..........................................................................       1,500,000       1,596,720
    Orange County CFD Special Tax,
       No. 02-1, Ladera Ranch, Series A, 4.60%, 8/15/14 ........................................       1,000,000       1,012,410
       No. 02-1, Ladera Ranch, Series A, 4.75%, 8/15/15 ........................................       1,000,000       1,016,090
       No. 02-1, Ladera Ranch, Series A, 4.90%, 8/15/16 ........................................       1,285,000       1,307,166
       No. 03-1, Ladera Ranch, Series A, 4.90%, 8/15/17 ........................................       1,000,000       1,013,640
       No. 03-1, Ladera Ranch, Series A, 5.10%, 8/15/18 ........................................       1,000,000       1,020,400
       No. 04-1, Ladera Ranch, Series A, 4.70%, 8/15/18 ........................................       1,765,000       1,747,632
       No. 04-1, Ladera Ranch, Series A, 4.80%, 8/15/19 ........................................       1,945,000       1,925,005
       No. 04-1, Ladera Ranch, Series A, 4.85%, 8/15/20 ........................................       2,000,000       1,978,540
    Orange County Local Transportation Authority Sales Tax Revenue, First Senior Measure M,
      6.00%, 2/15/06 ...........................................................................         500,000         514,885
    Orange County Recovery COP, Series A, MBIA Insured, 6.00%, 7/01/08 .........................       1,500,000       1,642,680
    Oroville Hospital Revenue, Oroville Hospital, Series A, California Mortgage Insured,
      5.125%, 12/01/12 .........................................................................       1,435,000       1,484,005
    Oxnard Harbor District Revenue, Series A, 5.10%, 8/01/14 ...................................       1,000,000       1,013,810
    Pajaro Valley USD, GO, Election of 2002, Series A, FSA Insured, 5.00%, 8/01/16 .............       1,500,000       1,604,115
    Palm Desert Financing Authority Lease Revenue, Blythe County Administrative Project,
      Pre-Refunded, 6.375%, 8/01/11 ............................................................         855,000         912,593
    Palm Desert Financing Authority Tax Allocation Revenue, MBIA Insured, 4.75%, 8/01/18 .......       1,050,000       1,098,237
    Pleasanton USD, GO, Refunding, Series C, MBIA Insured, 5.00%, 8/01/14 ......................       3,535,000       3,865,204
    Pomona RDA Tax Allocation, Mountain Meadows Redevelopment Project, Refunding,
      Series X, 5.35%, 12/01/16 ................................................................       1,000,000       1,075,440
    Poway RDA Tax Allocation, Paguay Redevelopment Project, Series A, MBIA Insured,
      4.50%, 6/15/14 ...........................................................................       4,595,000       4,802,970
    Redlands USD, GO, Election of 2002, FSA Insured, 5.00%, 7/01/19 ............................       1,000,000       1,055,170
    Richmond Joint Powers Financing Authority Revenue, Multiple Redevelopment Projects,
      Series B, ETM, 5.35%, 5/15/13 ............................................................       2,000,000       2,156,500
    Riverside County Housing Authority MFHR, Brandon Place Apartments, Mandatory Put 7/01/09,
      Series B, FNMA Insured, 5.625%, 7/01/29 ..................................................         995,000       1,046,959
    Riverside USD, GO, Election, Series A, FGIC Insured, 4.00%, 2/01/13 ........................       1,000,000       1,021,540
    Sacramento City USD, GO, Election of 1999, Series D, FSA Insured, 5.00%, 7/01/19 ...........       1,465,000       1,545,824
    San Bernardino City USD, GO, Refunding,
       FSA Insured, 5.00%, 8/01/17 .............................................................       2,615,000       2,797,762
       FSA Insured, 5.00%, 8/01/18 .............................................................       1,140,000       1,214,214
       Series A, FSA Insured, 5.00%, 8/01/19 ...................................................       1,680,000       1,782,698


                                        Quarterly Statements of Investments | 19

FRANKLIN CALIFORNIA TAX-FREE TRUST

--------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                    PRINCIPAL AMOUNT     VALUE
--------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    CALIFORNIA (CONT.)
    San Bernardino County COP, Medical Center Financing Project, Refunding, 6.00%, 8/01/09......     $ 2,000,000   $   2,192,100
    San Francisco City and County Airports Commission International Airport Revenue, Issue 30,
      Refunding, Second Series, XLCA Insured, 4.00%, 5/01/14 ...................................       2,500,000       2,518,900
    San Francisco City and County GO, Refunding, Series 1, FGIC Insured, 5.00%, 6/15/12 ........       3,650,000       3,881,812
    San Joaquin County COP,
       General Hospital Project, Refunding, MBIA Insured, 5.00%, 9/01/17 .......................       1,000,000       1,044,680
       Solid Waste System Facilities Projects, MBIA Insured, 4.00%, 4/01/12 ....................       2,925,000       3,009,474
       Solid Waste System Facilities Projects, MBIA Insured, 5.00%, 4/01/17 ....................       1,340,000       1,417,707
    San Jose MFHR, Countrybrook Project, Refunding, Series A, FNMA Insured, 4.95%, 4/01/12......       4,665,000       4,825,149
    San Marcos Public Facilities Authority Revenue, Senior Tax Increment Project Area 3,
      Series A, MBIA Insured,
       4.70%, 10/01/05 .........................................................................         595,000         601,670
       5.10%, 10/01/09 .........................................................................         515,000         558,301
       5.30%, 10/01/11 .........................................................................         350,000         390,586
    Santa Ana COP, Refunding, Series A, AMBAC Insured, 4.25%, 6/01/13 ..........................       1,405,000       1,460,919
    Santa Clara 1915 Act, Reassessment District 187, Refunding, Series 1, 5.25%, 9/02/11 .......       1,720,000       1,776,261
    Santa Clara County Financing Authority Lease Revenue, Multiple Facilities Projects,
       Refunding,Series A, AMBAC Insured, 4.50%, 5/15/12 .......................................       2,900,000       3,003,762
    Santa Monica-Malibu USD, COP, Series C, MBIA Insured,
       4.00%, 5/01/12 ..........................................................................         525,000         536,928
       4.25%, 5/01/14 ..........................................................................         840,000         860,303
       4.25%, 5/01/15 ..........................................................................         875,000         890,444
       4.25%, 11/01/15 .........................................................................         670,000         681,826
    Shafter Joint Powers Financing Authority Lease Revenue, Community Correctional Facility
       Project, Series A, 5.50%, 1/01/06 .......................................................         330,000         336,237
    South County Regional Wastewater Authority Revenue, Regional Wastewater Facilities Project,
      Refunding, FSA Insured, 3.25%, 8/01/11 ...................................................       1,000,000         994,310
    South Gate PFA Tax Allocation Revenue, South Gate Redevelopment Project No. 1, XLCA Insured,
      5.00%, 9/01/16 ...........................................................................       2,000,000       2,129,580
    South Gate PFA Water Revenue, Refunding, Series A, FGIC Insured,
       5.35%, 10/01/07 .........................................................................         995,000       1,058,302
       5.45%, 10/01/08 .........................................................................       1,040,000       1,129,190
    Southwestern Community College District GO, Refunding, MBIA Insured, 5.00%, 8/01/18 ........       2,295,000       2,477,246
    Stockton Health Facilities Revenue, Dameron Hospital Assn., Refunding, Series A,
      5.35%, 12/01/09 ..........................................................................         385,000         409,813
    Stockton Port District Port Facilities Revenue, Refunding and Improvement, Series A, FSA
       Insured,
       5.75%, 7/01/11 ..........................................................................       1,295,000       1,407,548
    Stockton Revenue, O'Connor Woods Housing Corp., Series A, 5.375%, 11/01/11 .................       1,365,000       1,401,009
    Sunline Transport Agency COP, Transport Finance Corp., Series B, 5.75%, 7/01/06 ............         445,000         448,124
    Sweetwater UHSD, COP, FSA Insured, 4.15%, 9/01/12 ..........................................       1,000,000       1,036,760
    Temecula Valley USD, GO, Series E, FSA Insured, Pre-Refunded, 5.65%, 9/01/07 ...............         370,000         382,373
    Tobacco Securitization Authority Northern California Tobacco Settlement Revenue,
      Asset Backed Bonds, Series B,
       4.25%, 6/01/09 ..........................................................................         880,000         891,669
       4.375%, 6/01/10 .........................................................................       1,665,000       1,678,303
       4.50%, 6/01/11 ..........................................................................       1,540,000       1,544,019
       4.60%, 6/01/12 ..........................................................................       1,760,000       1,752,485


20 | Quarterly Statements of Investments

FRANKLIN CALIFORNIA TAX-FREE TRUST

--------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                    PRINCIPAL AMOUNT     VALUE
--------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    CALIFORNIA (CONT.)
    Tobacco Securitization Authority Northern California Tobacco Settlement
      Revenue, Asset Backed Bonds, Series B, (cont.)
       4.70%, 6/01/13 ..........................................................................     $ 1,500,000   $   1,480,935
       4.80%, 6/01/14 ..........................................................................         725,000         709,717
    Torrance Hospital Revenue, Torrance Memorial Medical Center, Series A, 5.10%, 6/01/12.......       1,000,000       1,072,370
    University of California Revenues,
       Multiple Purpose Projects N, FGIC Insured, 4.00%, 9/01/12 ...............................       1,380,000       1,412,872
       Research Facilities, Series E, AMBAC Insured, 5.00%, 9/01/15 ............................       3,645,000       3,879,155
    West Contra Costa USD, GO, Series B, FSA Insured, 4.00%, 8/01/12 ...........................       1,875,000       1,931,344
    Whittier Health Facility Revenue, Presbyterian Intercommunity Hospital, 5.00%,
       6/01/11 .................................................................................       1,060,000       1,117,865
       6/01/12 .................................................................................       2,225,000       2,352,226
       6/01/13 .................................................................................       2,335,000       2,462,748
    Yucaipa Valley Water District Water System Revenue COP, Series A, MBIA Insured,
       5.00%, 9/01/15 ..........................................................................       1,080,000       1,170,979
       5.25%, 9/01/20 ..........................................................................       1,325,000       1,437,493
                                                                                                                   -------------
                                                                                                                     399,345,962
                                                                                                                   -------------

    U.S. TERRITORIES 2.7%
    Puerto Rico Commonwealth GO, Public Improvement, FSA Insured, 5.25%, 7/01/16 ...............       2,500,000       2,811,875
    Virgin Islands PFAR, senior lien,
       Fund Loan Notes, Refunding, Series A, 5.40%, 10/01/12 ...................................       4,150,000       4,416,845
       Refunding, Series A, 5.30%, 10/01/11 ....................................................       1,000,000       1,062,070
    Virgin Islands Water and Power Authority Water System Revenue, Refunding,
       4.875%, 7/01/06 .........................................................................       1,500,000       1,521,435
       5.00%, 7/01/09 ..........................................................................       2,000,000       2,074,780
                                                                                                                   -------------
                                                                                                                      11,887,005
                                                                                                                   -------------
    TOTAL BONDS (COST $400,379,793).............................................................                     411,232,967
                                                                                                                   -------------

    ZERO COUPON/STEP-UP BONDS 5.4%
    CALIFORNIA 5.4%
    Alameda Corridor Transportation Authority Revenue, Capital Appreciation, sub. lien,
     Refunding,
      Series A, AMBAC Insured, 10/01/17 ........................................................      10,000,000       5,591,100
    Burbank USD, GO, Capital Appreciation, Election of 1997, Series C, FGIC Insured,
       8/01/15 .................................................................................       4,600,000       2,894,090
       8/01/16 .................................................................................       4,670,000       2,787,476
    Clovis USD, GO, Capital Appreciation, Election of 2004, Series A, FGIC Insured, 8/01/17.....       5,235,000       2,932,019
    Conejo Valley USD, GO, Election of 1998, Series C, FSA Insured, 8/01/17 ....................       2,500,000       1,408,675
    Montebello USD, GO, Capital Appreciation, FGIC Insured,
       8/01/18 .................................................................................       1,455,000         772,430
       8/01/19 .................................................................................       1,480,000         740,903
    San Francisco City and County Redevelopment Financing Authority Tax Allocation,
      Redevelopment Projects, Series A, 8/01/17 ................................................       3,825,000       2,006,366


                                        Quarterly Statements of Investments | 21

FRANKLIN CALIFORNIA TAX-FREE TRUST

--------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                    PRINCIPAL AMOUNT     VALUE
--------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    CALIFORNIA (CONT.)
    San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Capital Appreciation,
      Refunding, Series A, zero cpn. to 1/15/07, 5.60% thereafter, 1/15/16 .....................     $ 3,000,000   $   2,674,800
    Santa Ana USD, GO, Election of 1999, Series B, FGIC Insured, 8/01/14 .......................       3,125,000       2,094,219
                                                                                                                   -------------
    TOTAL ZERO COUPON/STEP-UP BONDS (COST $23,242,701)..........................................                      23,902,078
                                                                                                                   -------------
    TOTAL LONG TERM INVESTMENTS (COST $423,622,494).............................................                     435,135,045
                                                                                                                   -------------

    SHORT TERM INVESTMENTS 1.6%
    BONDS 1.6%
 (b)CALIFORNIA 1.6%
    California State Department of Water Resources Power Supply Revenue,
       Series B-3, Daily VRDN and Put, 2.25%, 5/01/22 ..........................................         700,000         700,000
       Series B-6, Daily VRDN and Put, 2.28%, 5/01/22 ..........................................         800,000         800,000
       Series C-7, FSA Insured, Weekly VRDN and Put, 2.31%, 5/01/22 ............................       1,500,000       1,500,000
    Irvine 1915 Act Special Assessment, AD No. 94-13, Daily VRDN and Put, 2.28%, 9/02/22 .......         600,000         600,000
    Irvine USD Special Tax, CFD No. 01-1, Daily VRDN and Put, 2.28%, 9/01/38 ...................         300,000         300,000
    Los Angeles Department of Water and Power Waterworks Revenue, Sub Series B-2,
      Daily VRDN and Put, 2.28%, 7/01/35 .......................................................         200,000         200,000
    Metropolitan Water District Southern California Waterworks Revenue, Refunding, Series B-1,
      Daily VRDN and Put, 2.28%, 7/01/35 .......................................................       2,300,000       2,300,000
    Orange County Sanitation Districts COP,
       Nos. 1-3, 5-7 and 11, Refunding, AMBAC Insured, Daily VRDN and Put, 2.28%, 8/01/16.......         100,000         100,000
       Refunding, Series A, Daily VRDN and Put, 2.28%, 8/01/29 .................................         800,000         800,000
                                                                                                                   -------------
    TOTAL SHORT TERM INVESTMENTS (COST $7,300,000)..............................................                       7,300,000
                                                                                                                   -------------

    TOTAL INVESTMENTS (COST $430,922,494) 99.6%.................................................                     442,435,045
    OTHER ASSETS, LESS LIABILITIES 0.4%.........................................................                       1,843,378
                                                                                                                   -------------
    NET ASSETS 100.0%...........................................................................                   $ 444,278,423
                                                                                                                   =============

See Selected Portfolio Abbreviations on page 31.

(a)   Security purchased on a when-issued or delayed delivery basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end. VRDNs are valued at cost.


22 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN CALIFORNIA TAX-FREE TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN CALIFORNIA LIMITED-TERM TAX-FREE INCOME FUND                                         PRINCIPAL AMOUNT     VALUE
--------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 62.8%
    BONDS 62.8%
    CALIFORNIA 59.1%
    Azusa Redevelopment Agency Tax Allocation, Refunding, West End Redevelopment Project
       Area A,  AMBAC Insured, 2.00%, 8/01/06 ..................................................     $   375,000   $     370,747
    Brea Olinda USD, GO, Election of 1999, Series A, FGIC Insured, 2.60%, 8/01/09 ..............         120,000         117,689
    Cajon Valley Unified Elementary School District COP, MBIA Insured, 2.50%, 5/01/08 ..........         250,000         246,765
    California Educational Facilities Authority Revenue, Santa Clara University, Series A, FSA
       Insured, 2.625%, 9/01/09 ................................................................         100,000          97,869
    California Health Facilities Financing Authority Revenue, AMBAC Insured, 3.75%, 7/01/05.....         300,000         301,032
    California State Department of Water Resources Central Valley Project Revenue, Water Systems,
      Refunding, Series Y, FGIC Insured, 5.00%, 12/01/08 .......................................         200,000         214,820
    California State Department of Water Resources Power Supply Revenue, Series A, MBIA Insured,
      3.50%, 5/01/07 ...........................................................................         555,000         562,426
    California State Economic Recovery Revenue, Series A, 5.00%, 7/01/06 .......................         500,000         514,950
    California State University at Channel Islands Financing Authority Revenue, Rental
      Housing and Town Center, Mandatory Put 8/01/07, Series A, 2.50%, 8/01/44 .................         750,000         741,135
    California Statewide CDA Revenue,
       Kaiser Permanente, Mandatory Put 5/01/07, Series G, 2.30%, 4/01/34 ......................         400,000         391,732
       Viewpoint School, ACA Insured, 3.50%, 10/01/08 ..........................................         320,000         318,752
    California Statewide CDA Water and Wastewater Revenue, Pooled Financing Program, Series B,
      FSA Insured, 2.00%, 10/01/05 .............................................................         270,000         269,241
    Chaffey Joint UHSD, COP, Refunding, 3.00%, 5/01/08 .........................................         250,000         251,825
    Costa Mesa RDA Tax Allocation Revenue, Downtown Redevelopment Project, FSA Insured,
      2.50%, 10/01/08 ..........................................................................         265,000         261,152
    Evergreen School District GO, Refunding, Series D, FGIC Insured, 2.75%, 9/01/08 ............         150,000         149,514
    Fontana USD, COP, Facility Bridge Funding Program, Mandatory Put 9/01/05, FSA Insured,
      3.00%, 9/01/15 ...........................................................................         500,000         501,110
    Foothill-De Anza Community College District GO, Election of 1999, Series B, 2.60%, 8/01/08 .         100,000          98,613
    Glendale USD, GO, Series F, MBIA Insured, 2.50%, 9/01/08 ...................................         200,000         196,688
    Glendora PFAR Tax Allocation, Project No. 1, Refunding, Series A, MBIA Insured,
       2.00%, 9/01/07 ..........................................................................         100,000          97,456
       2.125%, 9/01/08 .........................................................................         105,000         101,440
    Goleta Water District Revenue COP, 1991 Project and 2003 Project, Refunding, MBIA Insured,
      2.00%, 12/01/05 ..........................................................................         300,000         298,635
    Industry Urban Development Agency Tax Allocation, Civic Recreation Industrial, Series 1-B,
      MBIA Insured, 2.50%, 5/01/05 .............................................................         500,000         500,105
    Inglewood USD, GO, Election of 1998, Series C, FSA Insured, 2.50%, 10/01/08 ................         265,000         260,516
    Lodi USD, COP, Capital Projects, Refunding, FSA Insured, 3.00%, 2/01/08 ....................         110,000         110,591
    Los Angeles Convention and Exhibition Center Authority Lease Revenue, Series A,
     AMBAC Insured,
      3.25%, 8/15/09 ...........................................................................         250,000         252,225
    Los Angeles County MTA Sales Tax Revenue, Proposition A, First Tier, Refunding,
     Senior Series A,
      FSA Insured, 2.50%, 7/01/07 ..............................................................         100,000          99,696
    Los Angeles USD, GO, Election of 1997, Series F, FSA Insured, 3.00%, 7/01/06 ...............         150,000         150,796
    Los Angeles Water and Power Revenue, Power System, Series A, Sub Series A-1,
      4.00%, 7/01/06 ...........................................................................         500,000         508,280
    Lynwood USD, GO, Election of 2002, Series A, FSA Insured, 4.00%, 8/01/10 ...................         100,000         104,132
    Manteca USD Special Tax, CFD No. 89-1, AMBAC Insured, 2.50%, 9/01/08 .......................         250,000         248,380
    Modesto High School District Stanislaus County GO, Refunding, FSA Insured, 2.50%, 8/01/05 ..         100,000         100,051
    North Orange County Community College District GO, Election of 2002, Series B, FGIC Insured,
      ETM, 2.125%, 8/01/08 .....................................................................         500,000         484,940


                                        Quarterly Statements of Investments | 23

FRANKLIN CALIFORNIA TAX-FREE TRUST

--------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN CALIFORNIA LIMITED-TERM TAX-FREE INCOME FUND                                         PRINCIPAL AMOUNT     VALUE
--------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    CALIFORNIA (CONT.)
    Placer County Water Agency Water Revenue COP, Refunding, MBIA Insured, 2.375%, 7/01/07......     $   105,000   $     104,129
    Poway RDA Tax Allocation, Paguay Redevelopment Project, Series A, MBIA Insured,
      3.00%, 6/15/09 ...........................................................................         100,000          99,880
    Rio Linda Unified Elementary School District, Election of 2002, Series A, FSA Insured,
      4.00%, 8/01/10 ...........................................................................         100,000         104,132
    Riverside County Asset Leasing Corp. Leasehold Revenue, Hospital Project,
     Refunding, Series A,
      MBIA Insured, 3.00%, 6/01/08 .............................................................         115,000         115,342
    San Diego Community College District GO, Election of 2002, Refunding,
       Series A, FSA Insured, 2.50%, 5/01/07 ...................................................         300,000         298,797
       Series B, FSA Insured, 4.00%, 5/01/05 ...................................................         150,000         150,194
    San Diego Regional Building Authority Lease Revenue, San Miguel Conservation Fire District,
      Refunding, AMBAC Insured, 3.00%, 1/01/08 .................................................         240,000         241,250
    San Francisco City and County Airports Commission International Airport Revenue, Issue 29B,
      Refunding, Second Series, FGIC Insured, 3.00%, 5/01/07 ...................................         500,000         501,995
    San Francisco City and County Public Utility Commission Warrant Revenue,
     Refunding, Series A,
      MBIA Insured, 3.00%, 10/01/08 ............................................................         100,000         100,495
    San Jose Financing Authority Lease Revenue, Central Service Yard Project, Refunding,
      AMBAC Insured, 3.00%, 10/15/06 ...........................................................         245,000         246,458
    San Mateo Foster City School District GO, Refunding, FSA Insured, 2.50%, 9/01/08 ...........         200,000         196,688
    Santa Clara Electric Revenue, Sub Series A, MBIA Insured, 3.00%, 7/01/09 ...................         225,000         225,171
    Santa Clara Valley Transportation Authority Sales Tax Revenue, Measure A,
      Mandatory Put 10/02/06, AMBAC Insured, 3.00%, 4/01/36 ....................................         500,000         502,690
    Sonoma County COP, Series A, Refunding, MBIA Insured, 3.00%, 11/15/08 ......................         250,000         251,273
    University of California Revenues, University and College Improvements, Refunding, Series A,
      3.00%, 5/15/05 ...........................................................................         120,000         120,106
                                                                                                                   -------------
                                                                                                                      12,181,903
                                                                                                                   -------------

    U.S. TERRITORIES 3.7%
    Guam International Airport Authority Revenue, Series A, MBIA Insured, 2.375%, 10/01/08......         250,000         240,685
    Puerto Rico Commonwealth GO, Public Improvement, Mandatory Put 7/01/08, Refunding,
      Series C, MBIA Insured, 5.00%, 7/01/28 ...................................................         200,000         212,250
    Puerto Rico Commonwealth Highway and Transportation Authority Revenue, Series AA,
      FGIC Insured, 2.625%, 7/01/08 ............................................................         300,000         295,218
                                                                                                                   -------------
                                                                                                                         748,153
                                                                                                                   -------------
    TOTAL LONG TERM INVESTMENTS (COST $13,136,219)..............................................                      12,930,056
                                                                                                                   -------------

    SHORT TERM INVESTMENTS 36.4%
    BONDS  36.4%
    CALIFORNIA 35.0%
 (a)Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Series C,
      AMBAC Insured,
       Weekly VRDN and Put, 2.27%, 4/01/37 .....................................................         400,000         400,000
 (a)California State Department of Water Resources Power Supply Revenue, Series C-7,
     FSA Insured,
       Weekly VRDN and Put, 2.31%, 5/01/22 .....................................................         300,000         300,000
    California State RAN, Series A, 3.00%, 6/30/05 .............................................         500,000         500,870
    California Statewide CDA Water and Wastewater Revenue, Pooled Financing Program 2004,
       Series C, FSA Insured, 2.00%, 10/01/05 ..................................................         460,000         458,707


24 | Quarterly Statements of Investments

FRANKLIN CALIFORNIA TAX-FREE TRUST

--------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN CALIFORNIA LIMITED-TERM TAX-FREE INCOME FUND                                         PRINCIPAL AMOUNT     VALUE
--------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    CALIFORNIA (CONT.)
 (a)Daly City HFA, MFR, Refunding, Weekly VRDN and Put, 2.26%, 10/15/29 ........................     $   100,000   $     100,000
 (a)Irvine 1915 Act Special Assessment,
      AD No. 00-18, Series A, Daily VRDN and Put, 2.28%, 9/02/26 ...............................         200,000         200,000
      AD No. 97-13, Daily VRDN and Put, 2.28%, 9/02/23 .........................................         100,000         100,000
 (a)Irvine Ranch Water District Revenue, Construction Bonds, Daily VRDN and Put,
       2.28%, 10/01/05 .........................................................................         145,000         145,000
 (a)Irvine USD Special Tax, CFD No. 01-1, Daily VRDN and Put, 2.28%, 9/01/38 ...................         500,000         500,000
 (a)Livermore COP, Capital Projects, Weekly VRDN and Put, 2.27%, 10/01/30 ......................         200,000         200,000
 (a)Los Angeles Department of Water and Power Waterworks Revenue, Sub Series B-2,
       Daily VRDN and Put, 2.28%, 7/01/35 ......................................................         800,000         800,000
 (a)Metropolitan Water District Southern California Waterworks Revenue,
       Refunding, Series B-1, Daily VRDN and Put, 2.28%, 7/01/35 ...............................         200,000         200,000
       Refunding, Series B-2, Weekly VRDN and Put, 2.23%, 7/01/35 ..............................         200,000         200,000
       Refunding, Series B-3, Daily VRDN and Put, 1.70%, 7/01/35 ...............................         200,000         200,000
       Series B, Weekly VRDN and Put, 2.23%, 7/01/27 ...........................................         200,000         200,000
 (a)Newport Beach Revenue, Hoag Memorial Presbyterian Hospital, Series A, Weekly
      VRDN and Put,
       2.26%, 10/01/26 .........................................................................         400,000         400,000
 (a)Orange County Sanitation Districts COP, Nos. 1-3, 5-7 and 11, Refunding, AMBAC Insured,
       Daily VRDN and Put, 2.28%, 8/01/16 ......................................................       1,000,000       1,000,000
 (a)Rancho Water District Financing Authority Revenue, Series B, FGIC Insured,
     Weekly VRDN and Put,
       2.23%, 8/01/31 ..........................................................................         200,000         200,000
 (a)San Bernardino County COP, County Center Refinancing Project, Refunding,
     Weekly VRDN and Put,
       2.28%, 7/01/15 ..........................................................................         500,000         500,000
    South Coast Local Education Agencies Note Participations, Pooled TRAN, 3.00%,
       6/30/05 .................................................................................         500,000         500,775
 (a)Westminster COP, Civic Center Refunding Project, Series B, AMBAC Insured,
       Weekly VRDN and Put,
       2.27%, 6/01/24 ..........................................................................         100,000         100,000
                                                                                                                   -------------
                                                                                                                       7,205,352
                                                                                                                   -------------
    U.S. TERRITORIES 1.4%
 (a)Puerto Rico Commonwealth Government Development Bank Revenue, Refunding,
       MBIA Insured,
       Weekly VRDN and Put, 2.19%, 12/01/15 ....................................................         100,000         100,000
 (a)Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
       Series A, AMBAC Insured, Weekly VRDN and Put, 2.23%, 7/01/28 ............................         200,000         200,000
                                                                                                                   -------------
                                                                                                                         300,000
                                                                                                                   -------------
    TOTAL SHORT TERM INVESTMENTS (COST $7,508,485)..............................................                       7,505,352
                                                                                                                   -------------
    TOTAL INVESTMENTS (COST $20,644,704) 99.2%..................................................                      20,435,408
    OTHER ASSETS, LESS LIABILITIES 0.8%.........................................................                         164,302
                                                                                                                   -------------
    NET ASSETS 100.0%...........................................................................                   $  20,599,710
                                                                                                                   =============

See Selected Portfolio Abbreviations on page 31.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end. VRDNs are valued at cost.


                                        Quarterly Statements of Investments | 25

                       This page intentionally left blank.


26 | Quarterly Statements of Investments

FRANKLIN CALIFORNIA TAX-FREE TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND                                                     PRINCIPAL AMOUNT     VALUE
--------------------------------------------------------------------------------------------------------------------------------
    BONDS 99.6%
    CALIFORNIA 99.6%
 (a)Alameda County IDAR, United Manufacturing Project, Series A, Weekly VRDN and Put,
       2.29%, 6/01/30 ..........................................................................     $ 1,000,000   $   1,000,000
 (a)Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Series A,
     AMBAC Insured,
       Weekly VRDN and Put, 2.22%, 4/01/36 .....................................................       2,500,000       2,500,000
 (a)Butte County Housing Authority MFR, Pine Tree Apartment Project, Weekly VRDN and Put,
       2.28%, 12/01/10 .........................................................................       1,532,000       1,532,000
    California Community College Financing Authority TRAN, Series A, FSA Insured, 3.00%,
       6/30/05 .................................................................................      21,540,000      21,612,311
 (a)California Health Facilities Financing Authority Revenue,
       Catholic Healthcare West, MBIA Insured, Weekly VRDN and Put, 2.26%, 7/01/16 .............       3,955,000       3,955,000
       Pooled Loan Program, Series B, FGIC Insured, Weekly VRDN and Put, 2.27%, 10/01/10 .......       2,500,000       2,500,000
       Scripps Health, Series A, MBIA Insured, Weekly VRDN and Put, 2.18%, 10/01/22 ............       3,300,000       3,300,000
 (a)California Infrastructure and Economic Development Bank Revenue,
       Independent System Operating Corp. Project, Refunding, Series B, MBIA
       Insured,
        Weekly VRDN and Put, 2.29%, 4/01/08 ....................................................       6,500,000       6,500,000
       J. Paul Getty Trust, Series B, Annual VRDN and Put, 2.25%, 4/01/33 ......................       6,000,000       6,000,000
       J. Paul Getty Trust, Series C, Annual VRDN and Put, 2.25%, 4/01/33 ......................       3,000,000       3,000,000
    California School Cash Reserves Program Authority Revenue, Pool, Series A, AMBAC Insured,
       3.00%, 7/06/05 ..........................................................................      24,870,000      24,955,700
 (a)California State Department of Water Resources Power Supply Revenue,
       Series B-3, Daily VRDN and Put, 2.25%, 5/01/22 ..........................................      12,620,000      12,620,000
       Series B-5, Daily VRDN and Put, 2.24%, 5/01/22 ..........................................         800,000         800,000
       Series B-6, Daily VRDN and Put, 2.28%, 5/01/22 ..........................................       8,000,000       8,000,000
       Series C-7, FSA Insured, Weekly VRDN and Put, 2.31%, 5/01/22 ............................       5,300,000       5,300,000
       Series C-8, Weekly VRDN and Put, 2.27%, 5/01/22 .........................................       6,000,000       6,000,000
       Series C-12, Weekly VRDN and Put, 2.23%, 5/01/22 ........................................       6,700,000       6,700,000
 (a)California State Economic Development Financing Authority Revenue,
       Calco Project, Weekly VRDN and Put, 2.28%, 4/01/27 ......................................       1,500,000       1,500,000
       KQED Inc. Project, Refunding, Weekly VRDN and Put, 2.28%, 4/01/20 .......................       1,080,000       1,080,000
 (a)California State Economic Recovery GO,
       Series C-2, Daily VRDN and Put, 2.20%, 7/01/23 ..........................................       1,000,000       1,000,000
       Series C-4, Daily VRDN and Put, 2.33%, 7/01/23 ..........................................       4,900,000       4,900,000
       Series C-6, Daily VRDN and Put, 2.28%, 7/01/23 ..........................................       8,000,000       8,000,000
 (a)California State Economic Recovery Revenue,
     Series C-11, Weekly VRDN and Put, 2.24%, 7/01/23 ..........................................         900,000         900,000
     Series C-15, FSA Insured, Weekly VRDN and Put, 2.29%, 7/01/23 .............................       3,000,000       3,000,000
 (a)California State GO,
       Kindergarten University, Series B-3, Daily VRDN and Put, 2.25%, 5/01/34 .................      14,500,000      14,500,000
       Series A-3, Daily VRDN and Put, 2.20%, 5/01/33 ..........................................       1,100,000       1,100,000
    California State RAN, Series A, 3.00%, 6/30/05 .............................................      15,000,000      15,046,213
    California Statewide CDA Revenue, TRAN, Series A-1, FSA Insured, 3.00%, 6/30/05 ............      13,385,000      13,430,803
 (a)Carlsbad USD, COP, School Facility Bridge Funding Program, FSA Insured,
       Weekly VRDN and Put,
       2.23%, 9/01/14 ..........................................................................         500,000         500,000
 (a)Chico MFMR, Webb Homes Project, Weekly VRDN and Put, 1.80%, 1/01/10 ........................       1,345,000       1,345,000
 (a)Chino Basin Regional Financing Authority Revenue, Inland Empire Utilities, Series A,
       AMBAC Insured, Weekly VRDN and Put, 2.26%, 6/01/32 ......................................       5,485,000       5,485,000
 (a)Commerce Joint Powers Financing Authority IDR, Weekly VRDN and Put, 2.29%, 11/01/14.........       1,620,000       1,620,000


                                        Quarterly Statements of Investments | 27

FRANKLIN CALIFORNIA TAX-FREE TRUST

--------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND                                                     PRINCIPAL AMOUNT     VALUE
--------------------------------------------------------------------------------------------------------------------------------
    BONDS (CONT.)
    CALIFORNIA (CONT.)
    East Bay MUD Water System Revenue, TECP, 2.04%, 5/05/05 ....................................     $ 5,000,000   $   5,000,000
 (a)Elsinore Valley Municipal Water District COP, Series A, FGIC Insured, Weekly VRDN and Put,
       2.23%, 7/01/29 ..........................................................................      15,000,000      15,000,000
 (a)Fremont PFA, COP, Weekly VRDN and Put, 2.27%, 8/01/30 ......................................       5,900,000       5,900,000
 (a)Grant Joint UHSD, COP,
       School Facilities Bridge Funding Program, FSA Insured, Weekly VRDN and Put,
       2.23%, 9/01/34 .................................................................. .......       4,900,000       4,900,000
       Various Bridge Funding Program, FSA Insured, Weekly VRDN and Put, 2.23%, 7/01/37 ........      10,000,000      10,000,000
 (a)Hillsborough COP, Water and Sewer System Project, Refunding, Series B,
       Weekly VRDN and Put,
       2.28%, 6/01/30 ..........................................................................       4,300,000       4,300,000
 (a)Irvine 1915 Act Revenue, AD No. 94-15, Daily VRDN and Put, 2.28%, 9/02/20 ..................       3,400,000       3,400,000
 (a)Irvine 1915 Act Special Assessment,
       AD No. 00-18, Series A, Daily VRDN and Put, 2.28%, 9/02/26 ..............................       2,595,000       2,595,000
       AD No. 03-19, Series A, Daily VRDN and Put, 2.28%, 9/02/29 ..............................       2,800,000       2,800,000
       AD No. 93-14, Daily VRDN and Put, 2.24%, 9/02/25 ........................................       6,657,000       6,657,000
       AD No. 97-13, Daily VRDN and Put, 2.28%, 9/02/23 ........................................       8,595,000       8,595,000
       AD No. 97-16, Daily VRDN and Put, 2.28%, 9/02/22 ........................................       6,290,000       6,290,000
 (a)Irvine Ranch Water District GO, Nos. 105, 140, 240 and 250, Daily VRDN and Put,
       2.24%, 1/01/21 ..........................................................................       7,500,000       7,500,000
 (a)Irvine Ranch Water District Revenue,
       Consolidated Bonds, Daily VRDN and Put, 2.28%, 10/01/10 .................................       2,500,000       2,500,000
       Consolidated Bonds, Refunding, Series B, Daily VRDN and Put, 2.30%, 10/01/09 ............       2,300,000       2,300,000
       Consolidated, Daily VRDN and Put, 2.28%, 8/01/16 ........................................         400,000         400,000
       Construction Bonds, Daily VRDN and Put, 2.28%, 10/01/05 .................................       1,500,000       1,500,000
 (a)Irvine USD Special Tax,
       CFD No. 01-1, Daily VRDN and Put, 2.28%, 9/01/38 ........................................      17,900,000      17,900,000
       CFD No. 03-1, Daily VRDN and Put, 2.28%, 9/01/39 ........................................       2,400,000       2,400,000
 (a)Kern County COP, Kern Public Facilities Project, Series A, Weekly VRDN and Put,
       2.23%, 8/01/06 ..........................................................................         400,000         400,000
       Los Angeles County MTA Sales Tax Revenue, TECP, 1.90%, 4/07/05 ..........................       2,000,000       2,000,000
 (a)Los Angeles County Pension Obligation Revenue, Refunding,
       Series A, AMBAC Insured, Weekly VRDN and Put, 2.26%, 6/30/07 ............................       1,400,000       1,400,000
       Series B, AMBAC Insured, Weekly VRDN and Put, 2.26%, 6/30/07 ............................       3,200,000       3,200,000
    Los Angeles County Schools Pooled Financing Program COP, GO, Transport, Series A,
       FSA Insured, 3.50%, 6/30/05 .............................................................       8,000,000       8,036,673
 (a)Los Angeles Department of Water and Power Waterworks Revenue, Sub Series B-2,
       Daily VRDN and Put, 2.28%, 7/01/35 ......................................................       3,875,000       3,875,000
 (a)Los Angeles MFR, Casden Project, Series K, Weekly VRDN and Put, 2.23%, 7/01/10 .............         145,507         145,507
 (a)Los Angeles Wastewater System Revenue, Refunding, Sub Series A, FGIC Insured,
       Annual VRDN and Put, 2.15%, 12/01/31 ....................................................       5,000,000       5,000,000
 (a)Los Angeles Water and Power Revenue, Sub Series B-5, Refunding, Weekly VRDN and Put,
       2.28%, 7/01/34 ..........................................................................       3,700,000       3,700,000
 (a)Metropolitan Water District Southern California Waterworks Revenue,
       Refunding, Series A, AMBAC Insured, Weekly VRDN and Put, 2.23%, 6/01/23 .................       6,575,000       6,575,000
       Refunding, Series B-1, Daily VRDN and Put, 2.28%, 7/01/35 ...............................         300,000         300,000
       Refunding, Series B-3, Daily VRDN and Put, 2.24%, 7/01/35 ...............................       1,000,000       1,000,000
       Refunding, Series C-1, Weekly VRDN and Put, 2.20%, 7/01/30 ..............................       3,000,000       3,000,000
       Series B-4, Weekly VRDN and Put, 2.26%, 7/01/35 .........................................       5,000,000       5,000,000
      Series C, Weekly VRDN and Put, 2.27%, 7/01/28 ............................................      13,200,000      13,200,000


28 | Quarterly Statements of Investments

FRANKLIN CALIFORNIA TAX-FREE TRUST

--------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND                                                     PRINCIPAL AMOUNT     VALUE
--------------------------------------------------------------------------------------------------------------------------------
    BONDS (CONT.)
    CALIFORNIA (CONT.)
 (a)Northern California Public Power Agency Revenue, Hydroelectric No. 1,  Refunding, Series A,
       MBIA Insured, Weekly VRDN and Put, 2.26%, 7/01/23 .......................................     $ 8,700,000   $   8,700,000
 (a)Oakland COP, Capital Equipment Project, Weekly VRDN and Put, 2.28%, 12/01/15 ......  .......       6,100,000       6,100,000
 (a)Orange County Sanitation Districts COP,
       Nos. 1-3, 5-7 and 11, Refunding, AMBAC Insured, Daily VRDN and Put, 2.28%, 8/01/16.......       1,250,000       1,250,000
        Refunding, Series B, Daily VRDN and Put, 2.28%, 8/01/30 ................................       1,400,000       1,400,000
 (a)Pajaro Valley USD, COP, School Facility Bridge Funding Program, FSA Insured,
       Weekly VRDN and Put, 2.23%, 9/01/31 .....................................................         700,000         700,000
 (a)Rancho Water District Financing Authority Revenue,
       Refunding, Series A, FGIC Insured, Weekly VRDN and Put, 2.23%, 8/01/29 ..................       6,000,000       6,000,000
       Series B, FGIC Insured, Weekly VRDN and Put, 2.23%, 8/01/31 .............................       3,880,000       3,880,000
 (a)Riverside County Asset Leasing Corp. Leasehold Revenue, Southwest Justice Center, Series B,
       MBIA Insured, Weekly VRDN and Daily Put, 2.26%, 11/01/32 ................................       5,000,000       5,000,000
 (a)Riverside County COP, Riverside County Public Facilities, ACES, Series B,
     Weekly VRDN and Put,
       2.22%, 12/01/15 .........................................................................       1,800,000       1,800,000
 (a)Sacramento County COP, Administration Center and Courthouse Project, Weekly VRDN and Put,
       2.27%, 6/01/20 ..........................................................................      11,300,000      11,300,000
 (a)Sacramento County Sanitation District Financing Authority Revenue, Series C,
     Weekly VRDN and Put,
       2.28%, 12/01/30 .........................................................................      28,600,000      28,600,000
    Sacramento County TRAN, Series A, 3.00%, 7/11/05 ...........................................      10,000,000      10,036,737
 (a)San Francisco City and County RDA, MFR,
       Derek Silva Community, Series D, Weekly VRDN and Put, 2.34%, 12/01/19 ...................       4,550,000       4,550,000
       Fillmore Center, Refunding, Series B-2, Weekly VRDN and Put, 2.30%, 12/01/17 ............       1,000,000       1,000,000
    San Joaquin County Transportation Authority Sales Tax Revenue, TECP, 1.83%, 4/07/05 ........      29,200,000      29,200,000
 (a)San Jose MFHR, Pollard Plaza Apartments, Series D, Weekly VRDN and Put, 2.28%, 8/01/35......       1,800,000       1,800,000
 (a)San Jose RDAR, Merged Area Redevelopment Project, Series A, Weekly VRDN and Put,
       2.26%, 7/01/26 ..........................................................................       3,300,000       3,300,000
 (a)San Jose-Santa Clara Water Financing Authority Sewer Revenue, Series B, FGIC Insured,
       Weekly VRDN and Put, 2.26%, 11/15/11 ....................................................       1,200,000       1,200,000
 (a)San Mateo County MFHR, Pacific Oaks Apartment Project, Series A, Weekly VRDN and Put,
       2.36%, 7/01/17 ..........................................................................       2,950,000       2,950,000
 (a)Santa Ana Housing Authority MFHR, Vintage Apartments, Refunding, Series A,
       Weekly VRDN and Put, 2.33%, 12/15/22 ....................................................       4,650,000       4,650,000
 (a)Santa Clara County Housing Authority MFHR, Benton Park Central Apartments, Refunding,
       Series A, FNMA Insured, Weekly VRDN and Put, 2.30%, 12/15/25 ............................       5,000,000       5,000,000
 (a)South San Francisco MFHR, Magnolia Plaza Apartments, Series A, Weekly VRDN and Put,
       2.36%, 5/01/17 ..........................................................................         500,000         500,000
 (a)Southern California Public Power Authority Transmission Project Revenue,
       Southern Transmission, Refunding,
       AMBAC Insured, Weekly VRDN and Put, 2.26%, 7/01/19 ......................................      27,715,000      27,715,000
       Series A, FSA Insured, Weekly VRDN and Put, 2.23%, 7/01/23 ..............................       1,000,000       1,000,000
       Series B, FSA Insured, Weekly VRDN and Put, 2.23%, 7/01/23 ..............................       6,600,000       6,600,000
 (a)Stanislaus Waste to Energy Financing Agency Revenue, Solid Waste Facility, Ogden Martin
       Systems Project, Refunding, MBIA Insured, Weekly VRDN and Put, 2.27%, 1/01/10 ...........       3,600,000       3,600,000
 (a)Suisun City Housing Authority MFR, Village Green, Series A, FNMA Insured,
     Weekly VRDN and Put,
       2.23%, 6/15/18 ..........................................................................       7,200,000       7,200,000
 (a)Turlock Irrigation District COP, Capital Improvement and Refunding Project,
     Daily VRDN and Put,
       2.28%, 1/01/31 ..........................................................................       1,900,000       1,900,000


                                        Quarterly Statements of Investments | 29

FRANKLIN CALIFORNIA TAX-FREE TRUST

--------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND                                                     PRINCIPAL AMOUNT     VALUE
--------------------------------------------------------------------------------------------------------------------------------
    BONDS (CONT.)
    CALIFORNIA (CONT.)
 (a)Tustin 1915 Act Special Assessment, Reassessment District, No. 95-2, Series A,
       Daily VRDN and Put, 2.28%, 9/02/13 ......................................................     $16,169,000   $  16,169,000
 (a)Union City MFR, Housing Mission Sierra, Refunding, Series A, FNMA Insured,
     Weekly VRDN and Put,
       2.30%, 7/15/29 ..........................................................................       2,000,000       2,000,000
 (a)Upland CRDA, MFHR, FNMA Insured, Weekly VRDN and Put, 2.28%, 2/15/30 .......................       1,000,000       1,000,000
 (a)Val Verde USD, COP, Land Bank Program, Series A, Weekly VRDN and Put, 2.28%, 9/01/24 .......       2,600,000       2,600,000
  a)Vallecitos Water District Revenue COP, Twin Oaks Reservoir Project, Weekly VRDN and Put,
       2.23%, 7/01/30 ..........................................................................       2,400,000       2,400,000
 (a)Vallejo Housing Authority MFR, FNMA Insured, Weekly VRDN and Put, 2.23%, 5/15/22 ...........       1,985,000       1,985,000
 (a)Watereuse Finance Authority Revenue, FSA Insured, Weekly VRDN and Put, 2.27%, 5/01/28.......      20,900,000      20,900,000
 (a)Western Placer Union School COP, Facilities Project B, Weekly VRDN and Put, 2.28%,
       8/01/23 .................................................................................       5,000,000       5,000,000
 (a)Western Riverside County Regional Wastewater Authority Revenue,
       Regional Wastewater Treatment, Daily VRDN and Put, 2.28%, 4/01/28 .......................       1,450,000       1,450,000
                                                                                                                   -------------
    TOTAL BONDS (COST $596,886,944) 99.6%.......................................................                     596,886,944
    OTHER ASSETS, LESS LIABILITIES 0.4%.........................................................                       2,376,922
                                                                                                                   -------------
    NET ASSETS 100.0%...........................................................................                   $ 599,263,866
                                                                                                                   =============

See Selected Portfolio Abbreviations on page 31.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end. VRDNs are valued at cost.


30 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN CALIFORNIA TAX-FREE TRUST

SELECTED PORTFOLIO ABBREVIATIONS

1915 ACT    - Improvement Bond Act of 1915
ABAG        - The Association of Bay Area Governments
ACA         - American Capital Access Holdings Inc.
ACES        - Adjustable Convertible Exempt Securities
AD          - Assessment District
AMBAC       - American Municipal Bond Assurance Corp.
BART        - Bay Area Rapid Transit
CDA         - Community Development Authority/Agency
CFD         - Community Facilities District
COP         - Certificate of Participation
CRDA        - Community Redevelopment Authority/Agency
ETM         - Escrow to Maturity
FGIC        - Financial Guaranty Insurance Co.
FNMA        - Federal National Mortgage Association
FSA         - Financial Security Assistance
GNMA        - Government National Mortgage Association
GO          - General Obligation
HFA         - Housing Finance Authority/Agency
HFAR        - Housing Finance Authority/Agency Revenue
ID          - Improvement District
IDAR        - Industrial Development Authority/Agency Revenue
IDR         - Industrial Development Revenue
MBIA        - Municipal Bond Investors Assurance Corp.
MFHR        - Multi-Family Housing Revenue
MFMR        - Multi-Family Mortgage Revenue
MFR         - Multi-Family Revenue
MTA         - Metropolitan Transit Authority
MUD         - Municipal Utility District
PCFA        - Pollution Control Financing Authority
PCR         - Pollution Control Revenue
PFA         - Public Financing Authority
PFAR        - Public Financing Authority Revenue
RAN         - Revenue Anticipation Notes
RDA         - Redevelopment Agency/Authority
RDAR        - Redevelopment Agency Revenue
SFM         - Single Family Mortgage
SFMR        - Single Family Mortgage Revenue
TECP        - Tax-Exempt Commercial Paper
TRAN        - Tax and Revenue Anticipation Notes
UHSD        - Unified/Union High School District
USD         - Unified/Union School District
XLCA        - XL Capital Assurance


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 31

FRANKLIN CALIFORNIA TAX-FREE TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Franklin California Tax-Free Trust is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of four series (the Funds). All Funds are diversified except the Franklin California
Intermediate-Term Tax-Free Income Fund.

1. INCOME TAXES

At March 31, 2005, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes were as follows:

                                                          -----------------------------------------------
                                                                FRANKLIN                   FRANKLIN
                                                               CA INSURED            CA INTERMEDIATE-TERM
                                                          TAX-FREE INCOME FUND       TAX-FREE INCOME FUND
                                                          -----------------------------------------------
Cost of investments...................................      $ 1,788,415,750             $   430,898,457
                                                          ===============================================
Unrealized appreciation...............................      $   132,605,385             $    12,739,318
Unrealized depreciation...............................              (14,209)                 (1,202,730)
                                                          -----------------------------------------------
Net unrealized appreciation (depreciation)............      $   132,591,176             $    11,536,588
                                                          ===============================================

                                                          -----------------------------------------------
                                                                FRANKLIN                   FRANKLIN
                                                            CA LIMITED-TERM              CA TAX-EXEMPT
                                                          TAX-FREE INCOME FUND            MONEY FUND
                                                          -----------------------------------------------
Cost of investments...................................      $    20,644,704             $   596,886,944
                                                          ===============================================
Unrealized appreciation...............................      $            --             $            --
Unrealized depreciation...............................             (209,296)                         --
                                                          -----------------------------------------------
Net unrealized appreciation (depreciation)............      $      (209,296)            $            --
                                                          ===============================================

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


32 | Quarterly Statements of Investments

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FRANKLIN CALIFORNIA TAX-FREE TRUST


By /s/ Jimmy D. Gambill
  ---------------------
  Chief Executive Officer - Finance and Administration

Date May 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Jimmy D. Gambill
  ---------------------
  Chief Executive Officer - Finance and Administration

Date May 20, 2005


By /s/ Galen G. Vetter
  --------------------
  Chief Financial Officer

Date May 20, 2005











                                 Exhibit (A)


I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of Franklin California Tax-Free Trust;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

May 20, 2005


/s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration









I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of Franklin California Tax-Free Trust;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

May 20, 2005


/s/GALEN G. VETTER
Chief Financial Officer